UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215-564

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments

UBS Global Allocation Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Equities — 58.91%
U.S. Equities — 35.63%
7-Eleven, Inc. (a)	127,300	$4,533,153
Allergan, Inc.	308,600	28,273,932
American Electric Power Co., Inc.	315,100	12,509,470
American International Group, Inc.	426,500	26,425,940
Applied Materials, Inc.	646,600	10,966,336
Baker Hughes, Inc.	123,700	7,382,416
Borg-Warner, Inc.	139,800	7,893,108
Bristol-Myers Squibb Co.	396,200	9,532,572
Burlington Northern Santa Fe Corp.	331,400	19,817,720
Caremark Rx, Inc. (a)	202,500	10,110,825
Cendant Corp.	482,800	9,964,992
Cephalon, Inc. (a)(b)	220,100	10,217,042
Citigroup, Inc.	1,138,607	51,829,391
Clear Channel Communications, Inc.	402,400	13,234,936
Costco Wholesale Corp.	584,000	25,164,560
Dex Media, Inc.	288,200	8,009,078
DIRECTV Group, Inc. (a)	419,900	6,290,102
Exelon Corp.	640,000	34,201,600
Expedia, Inc. (a)	584,100	11,571,021
ExxonMobil Corp.	334,500	21,254,130
FedEx Corp.	199,500	17,382,435
Fifth Third Bancorp	545,200	20,025,196
FirstEnergy Corp.	424,163	22,107,376
Freddie Mac	425,100	24,001,146
Genzyme Corp. (a)	353,700	25,339,068
Hartford Financial Services Group, Inc.	170,300	13,142,051
Hewlett-Packard Co.	450,300	13,148,760
IAC/InterActiveCorp. (a)	221,900	5,625,165
Illinois Tool Works, Inc.	295,100	24,295,583
Johnson & Johnson	706,038	44,678,085
Johnson Controls, Inc.	302,600	18,776,330
JPMorgan Chase & Co.	792,000	26,872,560
Kimberly-Clark Corp.	248,300	14,781,299
Kohl’s Corp. (a)	324,600	16,288,428
Kroger Co. (a)	894,600	18,419,814
Lockheed Martin Corp.	289,500	17,671,080
Marathon Oil Corp.	324,500	22,367,785
Masco Corp.	846,200	25,961,416
Medco Health Solutions, Inc. (a)	303,500	16,640,905
Medtronic, Inc.	161,800	8,675,716
Mellon Financial Corp.	789,900	25,253,103
Mettler Toledo International, Inc. (a)	265,000	13,509,700
Microsoft Corp.	1,532,900	39,441,517
Morgan Stanley	640,050	34,524,297
Mylan Laboratories, Inc.	708,450	13,644,747
NiSource, Inc.	313,800	7,609,650
Northrop Grumman Corp.	261,400	14,207,090
Omnicom Group, Inc.	285,300	23,859,639
Oracle Corp. (a)	1,313,300	16,271,787
Pepco Holdings, Inc.	246,300	5,731,401
PNC Financial Services Group, Inc.	274,300	15,914,886
SBC Communications, Inc.	626,900	15,026,793
Sempra Energy	299,000	14,070,940
Sprint Nextel Corp.	1,617,352	38,460,630
Symantec Corp. (a)	474,572	10,753,801
Time Warner, Inc.	1,159,300	20,994,923
UnitedHealth Group, Inc.	711,700	39,997,540
Univision Communications, Inc. (a)	451,600	11,980,948
Waters Corp. (a)	87,100	3,623,360
WellPoint, Inc. (a)	252,400	19,136,968
Wells Fargo & Co.	621,600	36,407,112
Wyeth	573,200	26,521,964
Xilinx, Inc.	298,100	8,302,085
Total U.S. Equities		1,180,627,403

International Equities — 23.28%
Australia — 0.61%
National Australia Bank Ltd.	240,325	6,065,474
Qantas Airways Ltd.	1,976,460	5,086,421
QBE Insurance Group Ltd.	635,400	9,063,969
		20,215,864

	Shares	Value
Austria — 0.21%
Telekom Austria AG (b)	356,064	$7,104,726

Belgium — 0.45%
Fortis	157,080	4,569,824
KBC Groep NV	90,527	7,356,297
Solvay S.A.	26,657	3,109,450
		15,035,571
Bermuda — 0.46%
Accenture Ltd., Class A (a)	594,400	15,133,424

Canada — 1.12%
Alcan, Inc.	158,020	5,017,264
Bank of Nova Scotia (b)	131,300	4,911,023
Canadian National Railway Co.	50,500	3,589,738
Canadian Tire Corp. Ltd.	62,100	3,365,043
Cott Corp. (a)	139,600	2,463,388
Inco Ltd.	86,500	4,098,428
Magna International, Inc., Class A	41,300	3,110,844
Manulife Financial Corp. (b)	69,000	3,686,024
Petro-Canada	165,400	6,934,658
		37,176,410
Denmark — 0.06%
A.P. Moller - Maersk A/S	191	1,956,379

Finland — 0.39%
Neste Oil Oyj (a)	52,050	1,934,708
Nokia Oyj	254,057	4,269,875
UPM-Kymmene Oyj	334,140	6,707,551
		12,912,134
France — 1.93%
BNP Paribas	99,439	7,582,956
France Telecom S.A.	389,616	11,217,404
LVMH Moet Hennessy Louis Vuitton S.A.	36,716	3,036,692
Sanofi-Aventis	141,756	11,749,933
Total S.A.	98,377	26,935,929
Unibail REIT (b)	23,625	3,440,804
		63,963,718
Germany — 1.51%
Allianz AG	16,587	2,246,588
Bayerische Motoren Werke AG	78,073	3,676,668
Deutsche Postbank AG (b)	119,941	6,581,058
Deutsche Telekom AG	355,300	6,485,483
E.ON AG	105,626	9,733,207
Fresenius Medical Care AG (b)	52,487	4,793,532
Hannover Rueckversicherung AG (b)	55,520	1,927,805
MAN AG	103,418	5,321,595
Metro AG	76,578	3,782,607
Premiere AG (a)(b)	66,439	1,871,988
Siemens AG	47,362	3,660,238
		50,080,769
Hong Kong — 0.38%
Esprit Holdings Ltd.	491,000	3,670,910
Hutchison Telecommunications International Ltd. (a)	2,201,000	3,191,808
Sun Hung Kai Properties Ltd.	361,000	3,739,016
Yue Yuen Industrial Holdings (b)	766,500	2,104,534
		12,706,268
Ireland — 0.57%
Bank of Ireland	809,944	12,841,093
CRH PLC	220,064	5,982,970
		18,824,063
Italy — 0.46%
ENI SpA	216,522	6,450,539
UniCredito Italiano SpA	1,561,702	8,830,642
		15,281,181
Japan — 4.96%
Aeon Co. Ltd.	213,600	4,296,877
Asahi Breweries Ltd.	384,200	4,871,143
Astellas Pharma, Inc.	43,700	1,646,365
Bank of Yokohama Ltd.	803,000	6,128,419
Bridgestone Corp.	228,000	4,888,301
Canon, Inc.	152,500	8,247,971
East Japan Railway Co. (b)	1,087	6,214,717
Funai Electric Co. Ltd. (b)	31,400	2,792,589
Honda Motor Co. Ltd. (b)	91,300	5,171,572
Kao Corp.	203,000	5,006,044
KDDI Corp.	737	4,161,637
Meitec Corp. (b)	40,500	1,297,115
Mitsubishi Corp. (b)	370,100	7,314,487
Mitsui Fudosan Co. Ltd.	372,000	5,602,647
Mitsui Sumitomo Insurance Co. Ltd.	388,000	4,498,253
Murata Manufacturing Co. Ltd.	64,800	3,619,058
NEC Electronics Corp. (b)	30,500	1,017,205
Nippon Paper Group, Inc. (b)	713	2,585,521
Nissan Motor Co. Ltd. (b)	720,000	8,232,927

	Shares	Value
Nitto Denko Corp.	113,300	$6,387,745
NOK Corp. (b)	133,800	3,990,153
Nomura Holdings, Inc.	230,400	3,579,799
NTN Corp. (b)	389,000	2,330,431
NTT DoCoMo, Inc.	4,519	8,053,979
Rohm Co., Ltd.	74,600	6,483,236
Sekisui House Ltd.	421,000	5,166,852
Shin-Etsu Chemical Co. Ltd.	142,700	6,232,266
Sompo Japan Insurance, Inc.	586,000	7,770,937
Sumitomo Mitsui Financial Group, Inc. (b)	908	8,572,084
Sumitomo Trust & Banking Co. Ltd.	516,000	4,252,197
Takefuji Corp.	53,820	4,202,462
Tokyo Gas Co., Ltd. (b)	1,263,000	5,137,136
Yokogawa Electric Corp. (b)	295,000	4,612,140
		164,364,265
Netherlands — 1.38%
ABN AMRO Holding NV (b)	668,908	16,072,926
ASML Holding NV (a)	294,567	4,851,277
Koninklijke (Royal) Philips Electronics NV	154,533	4,119,374
Reed Elsevier NV	303,646	4,202,722
Royal KPN NV	516,589	4,646,278
TNT NV	344,298	8,580,177
VNU NV (b)	102,964	3,246,223
		45,718,977
Norway — 0.14%
Telenor ASA	513,800	4,606,977

Panama — 0.52%
Carnival Corp.	341,600	17,073,168

Singapore — 0.11%
DBS Group Holdings Ltd.	317,000	2,964,546
Jardine Cycle & Carriage Ltd.	119,000	781,829
		3,746,375
Spain — 0.19%
Repsol YPF S.A.	195,019	6,338,961

Sweden — 0.28%
Electrolux AB, B Shares	195,600	4,592,945
Sandvik AB	91,600	4,568,416
		9,161,361
Switzerland — 2.24%
Actelion NV (a)(b)	37,694	4,078,583
Adecco S.A.	99,172	4,546,104
Credit Suisse Group	400,112	17,782,756
Holcim Ltd.	92,444	6,162,933
Nestle S.A.	24,330	7,152,275
Novartis AG	175,478	8,935,529
Roche Holding AG (b)	85,039	11,859,618
Straumann Holding AG	15,600	4,195,695
Swiss Reinsurance	144,322	9,515,121
		74,228,614
United Kingdom — 5.31%
Balfour Beatty PLC	301,198	1,745,082
Barclays PLC	1,417,972	14,373,901
BP PLC	1,924,259	22,927,332
Collins Stewart Tullett PLC	260,772	2,947,910
Diageo PLC	720,667	10,390,696
Electrocomponents PLC	596,829	2,568,356
Gallaher Group PLC	505,403	7,868,154
GUS PLC	240,402	3,634,147
HBOS PLC	345,611	5,218,473
ITV PLC	949,748	1,898,625
Kesa Electricals PLC	647,943	2,925,869
Kingfisher PLC	1,403,372	5,362,644
O2 PLC (a)	3,445,414	9,615,307
Prudential PLC	1,257,823	11,448,730
Rentokil Initial PLC	681,978	1,993,720
Royal Bank of Scotland Group PLC	575,101	16,370,146
Scottish & Southern Energy PLC	205,040	3,732,556
Taylor Nelson Sofres PLC	814,889	2,883,240
Tesco PLC (b)	2,190,853	11,995,719
Vodafone Group PLC	10,207,128	26,634,710
Wolseley PLC	298,981	6,341,838
WPP Group PLC	307,242	3,136,236
		176,013,391
Total International Equities		771,642,596
Total Equities (Cost $1,761,734,246)		1,952,269,999

	Face Amount	Value
Bonds — 20.88%
U.S. Bonds — 16.63%
U.S. Corporate Bonds — 2.66%
Albertson’s, Inc.
8.000%, due 05/01/31	$715,000	$651,083
Alcoa, Inc.
6.000%, due 01/15/12	500,000	529,049
Allstate Corp.
7.200%, due 12/01/09	525,000	571,276
Altria Group, Inc.
7.750%, due 01/15/27	525,000	612,188
American Electric Power Co., Inc.
6.125%, due 05/15/06	373,000	376,626
American General Finance Corp.
5.375%, due 10/01/12	630,000	637,069
Anheuser-Busch Cos., Inc.
9.000%, due 12/01/09	125,000	145,422
AT&T Corp.
9.750%, due 11/15/31	450,000	569,812
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	275,000	299,925
Avon Products, Inc.
7.150%, due 11/15/09	195,000	212,658
Bank of America Corp.
7.400%, due 01/15/11	2,000,000	2,233,526
BellSouth Corp.
6.550%, due 06/15/34	675,000	725,549
Boeing Capital Corp.
7.375%, due 09/27/10	700,000	780,945
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	425,000	425,531
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	300,000	314,680
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	425,000	506,900
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	575,000	560,593
6.500%, due 01/15/12	450,000	487,275
Capital One Financial Corp.
5.500%, due 06/01/15	685,000	689,018
Caterpillar, Inc.
6.550%, due 05/01/11	275,000	299,488
Cendant Corp.
6.250%, due 01/15/08	300,000	307,211
Centex Corp.
7.875%, due 02/01/11	700,000	772,557
Citigroup, Inc.
5.000%, due 09/15/14	1,275,000	1,268,116
5.625%, due 08/27/12	3,275,000	3,404,376
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	2,050,000	2,204,283
Computer Sciences Corp.
3.500%, due 04/15/08	325,000	315,538
ConAgra Foods, Inc.
6.750%, due 09/15/11	950,000	1,021,506
Coors Brewing Co.
6.375%, due 05/15/12	925,000	980,055
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	850,000	818,196
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	3,150,000	3,076,148
Devon Financing Corp. ULC
6.875%, due 09/30/11	1,050,000	1,154,179
Dominion Resources, Inc.
5.950%, due 06/15/35	520,000	507,981
Dow Chemical Co.
6.125%, due 02/01/11	1,325,000	1,412,023
Duke Energy Field Services LLC
7.875%, due 08/16/10	1,000,000	1,124,336
EOP Operating LP REIT
7.250%, due 06/15/28	1,000,000	1,128,181
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	700,000	790,184
FirstEnergy Corp., Series B
6.450%, due 11/15/11	700,000	745,335
Ford Motor Credit Co.
5.800%, due 01/12/09	4,350,000	4,058,902
FPL Group Capital, Inc.
7.625%, due 09/15/06	300,000	308,464

	Face Amount	Value
General Electric Capital Corp.
6.000%, due 06/15/12	$5,025,000	$5,348,741
6.750%, due 03/15/32	525,000	617,520
General Motors Acceptance Corp.
6.875%, due 09/15/11	2,280,000	2,073,918
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	3,050,000	3,319,589
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	275,000	295,115
HSBC Bank USA N.A.
5.625%, due 08/15/35	550,000	541,747
HSBC Finance Corp.
6.750%, due 05/15/11	1,725,000	1,876,144
ICI Wilmington, Inc.
4.375%, due 12/01/08	600,000	589,875
International Lease Finance Corp.
3.500%, due 04/01/09	1,180,000	1,125,079
International Paper Co.
6.750%, due 09/01/11	300,000	321,529
John Deere Capital Corp.
7.000%, due 03/15/12	700,000	781,146
JPMorgan Chase & Co.
6.750%, due 02/01/11	2,000,000	2,164,168
Kinder Morgan Energy Partners L.P.
5.800%, due 03/15/35	925,000	888,442
Kraft Foods, Inc.
5.625%, due 11/01/11	975,000	1,007,388
Kroger Co.
7.500%, due 04/01/31	710,000	793,047
Lincoln National Corp.
6.200%, due 12/15/11	275,000	293,498
Lockheed Martin Corp.
8.500%, due 12/01/29	250,000	344,915
Marathon Oil Corp.
6.125%, due 03/15/12	400,000	427,010
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	470,000	482,689
MBNA Corp.
7.500%, due 03/15/12	550,000	625,320
McKesson Corp.
7.750%, due 02/01/12	450,000	509,465
Metlife, Inc.
5.000%, due 11/24/13	700,000	696,123
Miller Brewing Co., 144A
5.500%, due 08/15/13	1,000,000	1,024,030
Morgan Stanley
6.750%, due 04/15/11	2,950,000	3,209,125
Motorola, Inc.
7.625%, due 11/15/10	43,000	48,665
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	375,000	506,174
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	140,000	133,073
News America, Inc.
6.200%, due 12/15/34	550,000	550,831
Northwest Airlines, Inc.
8.072%, due 10/01/19	345,304	346,482
Pacific Gas & Electric Co.
6.050%, due 03/01/34	725,000	754,284
PPL Energy Supply LLC
6.400%, due 11/01/11	650,000	697,896
Progress Energy, Inc.
7.000%, due 10/30/31	300,000	333,358
PSEG Power LLC
7.750%, due 04/15/11	500,000	559,852
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	95,000	94,288
Rohm & Haas Co.
7.850%, due 07/15/29	275,000	357,045
Safeway, Inc.
7.250%, due 02/01/31	755,000	798,508
SBC Communications, Inc. (b)
6.450%, due 06/15/34	540,000	570,788
Sempra Energy
7.950%, due 03/01/10	275,000	305,397
Sprint Capital Corp.
8.750%, due 03/15/32	870,000	1,166,607
Time Warner, Inc.
7.625%, due 04/15/31	630,000	738,064
TXU Energy Co. LLC

	Face Amount	Value
7.000%, due 03/15/13	$700,000	$759,937
U.S. Bank N.A.
6.375%, due 08/01/11	625,000	673,381
Union Pacific Corp.
6.700%, due 12/01/06	475,000	486,392
UST, Inc.
6.625%, due 07/15/12	650,000	699,909
Valero Energy Corp.
7.500%, due 04/15/32	745,000	899,223
Verizon New York, Inc., Series B
7.375%, due 04/01/32	975,000	1,073,026
Viacom, Inc.
6.625%, due 05/15/11	400,000	425,468
Wachovia Bank N.A.
7.800%, due 08/18/10	1,150,000	1,305,040
Washington Mutual Bank F.A.
5.500%, due 01/15/13	1,000,000	1,021,258
Washington Mutual, Inc.
5.625%, due 01/15/07	2,000,000	2,025,008
Waste Management, Inc.
7.375%, due 08/01/10	650,000	714,776
Wells Fargo Bank N.A.
6.450%, due 02/01/11	2,625,000	2,824,993
Weyerhaeuser Co.
7.375%, due 03/15/32	500,000	565,609
Wyeth
5.500%, due 03/15/13	350,000	358,946
		88,176,085
Asset-Backed Securities — 0.58%
AmeriCredit Automobile Receivables Trust, 01-B, Class A4
5.370%, due 06/12/08	282,192	282,259
Associates Manufactured Housing Pass Thru CTFS, 96-2, Class A5
6.900%, due 06/15/27	119,161	119,879
Capital One Multi-Asset Execution Trust, 03-A1, Class A1 †
4.158%, due 01/15/09	280,000	280,507
CenterPoint Energy Transition Bond Co. LLC, 01-1, Class A4
5.630%, due 09/15/15	310,000	323,314
Conseco Finance Corp., 01-D, Class M2 †
5.518%, due 11/15/32	2,163,896	2,122,587
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	1,186,414	1,196,154
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	1,280,162	1,302,955
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	354,709	358,904
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A †
4.250%, due 12/25/32	85,383	85,805
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
4.170%, due 06/25/33	449,118	449,913
First Franklin Mortgage Loan Asset Backed Certificates, 04-FFB, Class A1 (c)
4.167%, due 06/25/24	684,707	680,718
Green Tree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	336,705	353,603
Metris Master Trust, 04-2, Class B †
4.466%, due 10/20/10	1,500,000	1,504,268
Metris Master Trust, 04-2, Class C, 144A †
5.146%, due 10/20/10	2,500,000	2,517,188
Peco Energy Transition Trust, 99-A, Class A7
6.130%, due 03/01/09	230,000	237,720
Providian Gateway Master Trust, 04-AA, Class A, 144A †
3.998%, due 03/15/11	2,000,000	2,004,540
Providian Gateway Master Trust, 04-AA, Class C, 144A †
4.668%, due 03/15/11	400,000	403,112
Providian Gateway Master Trust, 04-AA, Class D, 144A †
5.618%, due 03/15/11	460,000	468,446
Providian Gateway Master Trust, 04-BA, Class D, 144A †
5.168%, due 07/15/10	840,000	844,922
Providian Gateway Master Trust, 04-EA, Class C, 144A †
4.348%, due 11/15/11	3,000,000	3,006,094
RAFC Asset-Backed Trust, 01-1, Class A3 B663 (c)
5.115%, due 11/25/29	124,616	124,291
Sears Credit Account Master Trust, 01-1, Class A †
3.948%, due 02/15/10	280,000	279,983
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	241,450	220,442
Vanderbilt Mortgage Finance, 00-B, Class IA3
8.255%, due 05/07/17	15,742	15,818
		19,183,422

	Face Amount	Value
Commercial Mortgage-Backed Securities — 1.45%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29	$3,250,000	$3,406,096
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A †
5.268%, due 11/15/13	265,854	265,769
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A †
4.366%, due 11/15/13	515,000	510,402
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	1,275,000	1,392,457
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	852,980	879,396
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	6,000,000	6,655,547
GS Mortgage Securities Corp., II, 98-GLII, Class A1
6.312%, due 04/13/31	1,449,319	1,473,333
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	329,295	334,238
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	252,928	263,699
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	750,000	814,747
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	5,300,000	5,709,682
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	460,000	488,423
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	159,595	160,969
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	1,000,000	1,075,164
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	302,121	304,915
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	2,614,416	2,558,451
Meristar Commercial Mortgage Trust, 99-C1, Class A2, 144A
7.610%, due 03/03/16	6,500,000	7,200,564
Merrill Lynch Mortgage Investors, Inc., 97-C1, Class A3
7.120%, due 06/18/29	113,238	114,897
Merrill Lynch Mortgage Investors, Inc., 98-C1, Class A1 †
6.310%, due 11/15/26	759,452	762,835
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41	5,065,000	5,107,215
Morgan Stanley Dean Witter Capital I, 00-LIFE, Class A1
7.420%, due 11/15/36	174,281	180,068
Morgan Stanley Dean Witter Capital I, 00-LIFE, Class A2
7.570%, due 11/15/36	150,000	164,302
Nomura Asset Securities Corp., 96-MD5, Class A4 †
8.269%, due 04/13/39	3,500,000	3,579,753
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	752,332	760,861
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	2,000,000	2,180,252
Prudential Mortgage Capital Funding LLC, 01-ROCK, Class A2
6.605%, due 05/10/34	1,055,000	1,138,050
Salomon Brothers Mortgage Securities VII, 00-C3, Class A2
6.592%, due 12/18/33	540,000	576,335
		48,058,420
Mortgage & Agency Debt Securities — 7.80%
Adjustable Rate Mortgage Trust, 05-2, Class CB1 †
4.889%, due 06/25/35	5,747,240	5,628,462
Bear Stearns Alt-A Trust, 05-3, Class B1 †
5.402%, due 04/25/35	7,394,260	7,445,096
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1 †
7.401%, due 11/25/31	120,575	120,232
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	28,873	29,237
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	379,212	385,445
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	929,510	938,705
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	5,675,000	5,714,016
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	2,936,782	3,001,304
Countrywide Home Loan Mortgage Pass Thru Trust, 03-20, Class 3A2
4.750%, due 07/25/18	631,220	626,591
Federal Home Loan Mortgage Corp.
3.625%, due 09/15/08	7,665,000	7,498,547
3.875%, due 01/12/09	7,085,000	6,935,592
5.000%, due 01/30/14	5,335,000	5,293,595
5.750%, due 01/15/12 (b)	5,190,000	5,508,697
REMIC 6.000%, due 06/15/11	5,050,000	5,411,166

	Face Amount	Value
Federal Home Loan Mortgage Corp. REMIC, 2148, Class ZA
6.000%, due 04/15/29	$976,103	$985,637
Federal Home Loan Mortgage Corp. REMIC, 2426, Class GH
6.000%, due 08/15/30	764,703	773,852
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	69,862	70,468
5.500%, due 09/01/17	64,832	65,805
5.500%, due 01/01/18	130,548	132,508
5.500%, due 04/01/18	422,602	428,893
5.500%, due 01/01/19	2,064,644	2,095,379
5.500%, due 09/01/23	3,140,317	3,162,426
5.500%, due 02/01/24	5,740,561	5,777,987
6.000%, due 12/01/17	348,686	358,399
6.000%, due 10/01/29	35,122	35,808
6.000%, due 12/01/30	437,492	445,663
6.000%, due 03/01/31	582,517	593,755
6.000%, due 07/01/34	1,715,105	1,745,239
6.000%, due 11/01/34	4,008,410	4,078,836
6.500%, due 02/01/17	144,041	148,727
6.500%, due 10/01/17	703,901	726,799
6.500%, due 01/01/29	2,386,503	2,462,509
6.500%, due 04/01/29	77,658	80,107
6.500%, due 11/01/29	1,511,394	1,560,137
7.000%, due 06/01/28	241,275	252,500
7.000%, due 04/01/32	2,275,977	2,378,360
Federal National Mortgage Association
3.312%, due 09/01/33 †	142,890	143,235
3.759%, due 08/01/33 †	3,717,333	3,653,214
3.946%, due 05/01/33 †	423,765	433,674
4.283%, due 03/01/34 †	511,062	507,787
4.336%, due 06/01/33 †	320,908	318,979
4.374%, due 01/01/35 †	3,925,934	3,880,894
4.625%, due 06/01/10	2,970,000	2,939,477
4.672%, due 01/01/35 †	5,540,840	5,509,679
4.946%, due 02/01/35 †	12,513,678	12,518,384
5.000%, due 10/25/20	5,000,000	4,985,940
5.500%, due 03/15/11	5,670,000	5,922,219
5.500%, due 12/01/17	4,852,272	4,925,336
5.500%, due 02/01/18	9,126,884	9,264,313
5.500%, due 10/25/20	5,250,000	5,325,469
5.500%, due 11/01/23	187,808	187,810
5.500%, due 04/01/24	6,724,266	6,764,653
5.500%, due 09/01/24	4,180,761	4,207,765
6.000%, due 09/01/08	1,768,452	1,806,833
6.000%, due 06/01/14	1,363,540	1,403,054
6.000%, due 07/01/17	3,598,341	3,702,617
6.000%, due 08/01/17	865,693	890,626
6.000%, due 04/01/18	379,599	390,584
6.000%, due 03/01/20	6,685,278	6,875,606
6.000%, due 11/01/28	154,081	157,091
6.000%, due 03/01/29	1,007,878	1,026,926
6.000%, due 07/01/29	845,174	862,278
6.000%, due 06/01/31	15,218	15,502
6.000%, due 01/01/33	2,666,775	2,712,040
6.250%, due 02/01/11	5,535,000	5,915,005
6.500%, due 12/01/10	2,000,513	2,055,386
6.500%, due 03/01/17	637,319	659,264
6.500%, due 06/01/17	681,124	704,572
6.500%, due 03/01/28	175,136	180,938
6.500%, due 05/01/28	1,996,064	2,061,564
6.500%, due 07/01/28	4,361,239	4,504,351
6.500%, due 10/01/28	1,093,752	1,129,643
6.500%, due 12/01/28	181,773	187,738
6.500%, due 04/01/29	680,908	703,143
6.500%, due 06/01/29	769,417	794,452
6.500%, due 08/01/29	238,849	246,621
6.500%, due 10/01/29	1,882,104	1,943,864
6.500%, due 12/01/29	2,196,318	2,269,074
6.500%, due 05/01/30	166,794	172,268
6.500%, due 11/01/31	10,752	11,085
6.500%, due 07/01/32	4,636,534	4,777,324
6.625%, due 09/15/09	5,230,000	5,620,273
7.000%, due 08/01/32	1,159,389	1,213,607
7.000%, due 05/01/33	168,687	176,534
7.000%, due 01/01/34	834,218	874,383
7.500%, due 05/01/31	27,576	29,185
7.500%, due 02/01/33	417,718	442,417
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	443,668	462,038
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	1,957,554	2,073,363

		Face Amount	Value
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30		$98,579	$103,382
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42		2,382,499	2,448,300
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41		105,268	109,137
Federal National Mortgage Association Whole Loan, REMIC 03-W6, Class 6A †
4.607%, due 08/25/42		346,289	351,090
Federal National Mortgage Association Whole Loan, 04-W11, Class 1A3
7.000%, due 05/25/44		2,739,434	2,862,339
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25		1,469	1,590
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 †
5.335%, due 09/25/34		1,616,997	1,618,050
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1 †
4.100%, due 02/25/35		1,721,770	1,720,443
Government National Mortgage Association
4.125%, due 10/20/29 †		266,503	271,027
6.000%, due 11/20/28		47,959	49,044
6.000%, due 01/15/29		54,280	55,660
6.000%, due 02/20/29		41,672	42,602
6.000%, due 05/20/29		106,575	108,953
6.000%, due 07/15/29		993,593	1,018,862
6.500%, due 03/15/26		467,094	487,166
6.500%, due 04/15/31		1,596,939	1,662,055
6.500%, due 01/20/34		1,114,383	1,152,823
8.000%, due 12/15/22		10,623	11,377
Government National Mortgage Association REMIC, 01-35, Class AZ
6.500%, due 08/20/31		4,169,730	4,307,612
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (d)
1.000%, due 08/25/28		9,266,142	110,035
Residential Asset Securitization Trust, 04-IP2, Class B1 †
5.455%, due 12/25/34		5,648,697	5,636,340
Sequoia Mortgage Trust, 04-11, Class XAI †† (d)
0.648%, due 12/20/34		63,937,180	1,033,984
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC,Class A1 †
4.940%, due 03/25/34		880,729	877,940
Structured Adjustable Rate Mortgage Loan Trust, 05-17, Class 4AX †† (d)
5.500%, due 08/25/35		4,161,222	574,769
Structured Asset Securities Corp., 02-23XS, Class A7 (c)
6.080%, due 11/25/32		5,170,000	5,177,456
Washington Mutual, Inc., 04-AR7, Class A6 †
3.947%, due 07/25/34		10,000,000	9,722,067
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33		3,815,749	3,726,796
			258,677,455
U.S. Government Obligations — 4.14%
U.S. Treasury Bonds
6.250%, due 08/15/23 (b)		4,610,000	5,512,371
6.250%, due 05/15/30 (b)		1,870,000	2,321,942
8.750%, due 05/15/17		7,530,000	10,431,399
U.S. Treasury Inflation Linked Bonds (TIPS)
2.000%, due 01/15/14		16,119,959	16,455,576
U.S. Treasury Notes
3.625%, due 04/30/07 (b)		36,895,000	36,583,680
3.625%, due 06/15/10		51,270,000	49,972,254
3.875%, due 07/31/07 (b)		7,260,000	7,221,435
4.750%, due 05/15/14 (b)		8,410,000	8,664,268
			137,162,925
Total U.S. Bonds			551,258,307

International Bonds — 4.25%
International Corporate Bonds — 0.20%
Canada —0.04%
Anadarko Finance Co., Series B
7.500%, due 05/01/31		$300,000	368,927
Bombardier, Inc., 144A
6.300%, due 05/01/14		900,000	796,500
Burlington Resources Finance Co.
6.680%, due 02/15/11		250,000	270,554
			1,435,981
France — 0.03%
BNP Paribas
5.750%, due 01/24/22	GBP	394,000	759,084
France Telecom S.A.
8.500%, due 03/01/31		$205,000	274,732
			1,033,816
Germany — 0.07%
Kreditanstalt fuer Wiederaufbau
4.750%, due 12/07/10	GBP	1,300,000	2,329,116

		Face Amount	Value
Luxembourg — 0.03%
Telecom Italia Capital S.A.
5.250%, due 11/15/13		$325,000	$322,696
6.375%, due 11/15/33		675,000	694,314
			1,017,010
United Kingdom — 0.03%
Abbey National PLC
7.950%, due 10/26/29		$295,000	383,219
Halifax PLC
9.375%, due 05/15/21	GBP	100,000	259,214
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10		$225,000	261,587
			904,020
Total International Corporate Bonds			6,719,943

International Asset-Backed Securities — 0.27%
United Kingdom — 0.27%
Granite Mortgages PLC, 04-1, Class 1C †
4.790%, due 03/20/44		$5,125,000	5,139,135
Paragon Mortgages PLC, 7A, Class B1A, 144A †
4.540%, due 05/15/43		$1,040,000	1,042,211
Permanent Financing PLC, 04, Class 2C †
4.554%, due 06/10/42		2,700,000	2,713,051
Total International Asset-Backed Securities			8,894,397

International Mortgage-Backed Securities — 0.17%
United Kingdom — 0.17%
Granite Mortgages PLC, 04-1, Class 3A †
4.760%, due 03/20/44	GBP	1,320,000	2,337,692
Permanent Financing PLC, 08, Class 5A1 †
4.743%, due 06/10/42	GBP	1,790,000	3,170,007
Total International Mortgage-Backed Securities			5,507,699

Foreign Government Bonds — 3.36%
Austria — 0.26%
Republic of Austria
3.800%, due 10/20/13, 144A		2,320,000	2,949,872
5.875%, due 07/15/06	EUR	4,620,000	5,724,634
			8,674,506
Belgium — 0.11%
Government of Belgium
5.750%, due 03/28/08	EUR	2,890,000	3,757,322

Canada — 0.15%
Government of Canada
3.000%, due 06/01/06	CAD	5,870,000	5,052,418

Finland 0.21%
Government of Finland
5.000%, due 07/04/07	EUR	1,610,000	2,028,574
5.750%, due 02/23/11		3,570,000	4,941,270
			6,969,844
France — 0.70%
Government of France
5.000%, due 10/25/16	EUR	3,470,000	4,865,805
5.500%, due 04/25/07		2,025,000	2,558,320
5.500%, due 04/25/10		3,970,000	5,359,898
5.500%, due 04/25/29		3,760,000	5,913,898
7.250%, due 04/25/06		3,555,000	4,402,166
			23,100,087
Germany — 1.45%
Bundesobligation
3.500%, due 10/10/08	EUR	2,715,000	3,366,925
4.500%, due 08/18/06		3,140,000	3,858,499
Bundesschatzanweisungen
2.500%, due 09/22/06		3,600,000	4,350,648
Deutsche Bundesrepublik
3.750%, due 01/04/15		155,000	196,169
4.500%, due 07/04/09		11,145,000	14,348,614
4.750%, due 07/04/34 (e)		3,465,000	5,045,486
5.000%, due 07/04/12		150,000	203,899
6.000%, due 01/04/07		7,920,000	9,978,489
6.500%, due 07/04/27		3,930,000	6,851,050
			48,199,779
Italy — 0.10%
Buoni Poliennali Del Tesoro
8.750%, due 07/01/06 (e)	EUR	2,655,000	3,353,516

Mexico — 0.08%
United Mexican States
8.125%, due 12/30/19		$2,050,000	2,485,625

		Face Amount	Value
Netherlands — 0.17%
Government of Netherlands
4.000%, due 01/15/37	EUR	2,180,000	$2,813,408
5.000%, due 07/15/11		2,170,000	2,916,529
			5,729,937
Sweden — 0.06%
Government of Sweden
6.750%, due 05/05/14	SEK	9,625,000	1,595,876
8.000%, due 08/15/07		2,000,000	285,864
			1,881,740
United Kingdom — 0.07%
U.K. Gilts
4.750%, due 09/07/15	GBP	1,245,000	2,285,364
Total Foreign Government Bonds			111,490,138

Sovereign/SupraNational Bonds — 0.25%
European Investment Bank
4.250%, due 12/07/10	GBP	3,350,000	5,867,831
International Bank for Reconstruction & Development
6.125%, due 12/07/09		944,000	1,778,968
Pemex Project Funding Master Trust
8.000%, due 11/15/11		$470,000	534,860
			8,181,659
Total International Bonds			140,793,836
Total Bonds (Cost $704,495,908)			692,052,143
		Shares
Investment Companies — 6.73%
UBS Emerging Markets Equity Relationship Fund		5,177,204	104,579,516
UBS High Yield Relationship Fund		1,595,260	30,358,758
UBS Small Cap Equity Relationship Fund		2,175,127	88,128,329

Total Investment Companies
(Cost $168,480,960)			223,066,603

		Face
		Amount	Value
Short-Term Investments — 14.13%
Discount Note — 0.70%
Federal National Mortgage Association, Discount Note @
yield of 3.62%, due 11/30/05		$23,315,000	23,176,765

		Shares
Other — 13.40%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 3.80%		444,124,482	444,124,482

		Face
		Amount
U.S. Government Obligations — 0.03%
U.S. Treasury Bills, yield of 3.38%
due 01/05/06 (f)		$1,000,000	990,966

Total Short-Term Investments
(Cost $468,290,659)			468,292,213
		Shares
Investment of Cash Collateral for Securities Loaned — 3.00%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 3.80%
(Cost $99,547,484)		99,547,484	99,547,484

Total Investments
(Cost $3,202,549,257) — 103.65%			3,435,228,442

Liabilities, in excess of cash and other assets — (3.65)%			(120,922,671)

Net Assets — 100.00%			$3,314,305,771

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $3,202,549,257; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$278,682,227
Gross unrealized depreciation	(46,003,042)
Net unrealized appreciation	$232,679,185

†

Variable rate note — Reflects rate at September 30, 2005 on variable rate securities. Maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2005 and reset periodically.

††

Interest Only Security. This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principle paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount being received and cause the yield to increase.

@	Interest rate shown is the discount rate at date of purchase.
(a)	Non-income producing security.
(b)	Securities, or portion thereof, was on loan at September 30, 2005.
(c)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005.
(d)	Security is illiquid. This security amounted to $1,718,788 or 0.01% of net assets.
(e)	All or a portion of these securities have been pledged to cover open forward foreign currency contracts.
(f)	This security was pledged to cover margin requirements for futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $41,496,074 or 1.25% of net assets.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury Inflation Protected Securities
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Allocation Fund had the following open forward foreign currency contracts as of September 30, 2005:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation
	Deliver	For		Dates	(Depreciation)
Australian Dollar	40,355,000	USD	30,397,404	12/5/2005	$(336,561)
British pound	68,510,000	USD	124,644,696	12/5/2005	3,554,641
British pound	30,635,000	USD	55,607,549	12/5/2005	1,460,799
British pound	9,195,000	USD	16,252,714	12/5/2005	736
Canadian Dollar	64,250,000	USD	53,302,914	12/5/2005	(2,155,139)
Euro	119,085,000	USD	150,598,570	12/5/2005	6,567,247
Swiss Franc	34,645,000	USD	28,660,655	12/5/2005	1,636,672
United States Dollar	49,785,374	AUD	66,870,000	12/5/2005	1,142,150
United States Dollar	18,683,897	CAD	23,095,000	12/5/2005	1,250,791
United States Dollar	82,583,768	EUR	67,035,000	12/5/2005	(1,506,053)
United States Dollar	30,866,256	GBP	17,040,000	12/5/2005	(748,397)
United States Dollar	162,613,116	JPY	17,237,000,000	12/5/2005	(9,464,128)
United States Dollar	176,468,621	SEK	1,297,770,000	12/5/2005	(7,869,724)
United States Dollar	98,211,092	SGD	161,760,000	12/5/2005	(2,225,133)
United States Dollar	57,002,988	THB	2,289,240,000	12/6/2005	(1,427,431)
United States Dollar	38,223,801	THB	1,586,670,000	12/6/2005	295,562
Total net unrealized depreciation on forward foreign currency contracts					$(9,823,968)

Currency	Type Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

FUTURES CONTRACTS

UBS Global Allocation Fund had the following open futures contracts as of September 30, 2005:

				Unrealized
	Expiration		Current	Appreciation
	Date	Cost/Proceeds	Value	(Depreciation)
U.S. Treasury Notes Futures Buy Contracts:
5 Year U.S. Treasury Notes, 207 contracts	December 2005	$22,276,177	$22,119,891	$(156,286)
10 Year U.S. Treasury Notes, 24 contracts	December 2005	2,669,745	2,638,125	(31,620)

Index Futures Buy Contracts:
Amsterdam Exchanges Index, 334 contracts (EUR)	October 2005	31,826,585	32,500,876	674,291
FTSE 100 Index, 331 contracts (GBP)	December 2005	31,502,766	32,115,702	612,936

Index Future Sale Contracts:
Merrill Lynch S&P 500 Index, 320 contracts (CAD)	December 2005	33,757,760	34,282,957	(525,197)
SFE SPI 200 Index, 378 contracts (AUD)	December 2005	32,492,576	33,462,876	(970,300)
S&P 500 Index, 68 contracts	December 2005	21,060,960	20,983,100	77,860
Total net unrealized depreciation on futures contracts				$(318,316)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures positions  at September 30, 2005 was $9,634,785.

Currency	Type Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Industry Diversification

As a percent of Net Assets As of September 30, 2005 (Unaudited)
EQUITIES
U.S. EQUITIES
Aerospace & Defense	0.96%
Air Freight & Logistics	0.52
Auto Components	0.80
Biotechnology	1.07
Building Products	0.78
Capital Markets	1.80
Commercial Banks	2.18
Commercial Services & Supplies	0.30
Computers & Peripherals	0.40
Diversified Financial Services	2.37
Diversified Telecommunication Services	1.61
Electric Utilities	2.25
Electronic Equipment & Instruments	0.41
Energy Equipment & Services	0.22
Food & Staples Retailing	1.45
Gas Utilities	0.23
Health Care Equipment & Supplies	0.37
Health Care Providers & Services	2.59
Hotels, Restaurants & Leisure	0.01
Household Products	0.45
Insurance	1.19
Internet & Catalog Retail	0.52
IT Services	0.46
Machinery	0.73
Media	2.56
Multi-Utilities	0.42
Multiline Retail	0.49
Oil, Gas & Consumable Fuels	1.33
Pharmaceuticals	3.70
Road & Rail	0.60
Semiconductors & Semiconductor Equipment	0.58
Software	1.56
Thrifts & Mortgage Finance	0.72
Total U.S. Equities	35.63	*
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.26
Airlines	0.15
Auto Components	0.36
Automobiles	0.52
Beverages	0.53
Biotechnology	0.12
Capital Markets	0.73
Chemicals	0.47
Commercial Banks	3.87
Commercial Services & Supplies	0.24
Communications Equipment	0.13
Construction & Engineering	0.05
Construction Materials	0.37
Consumer Finance	0.13
Distributors	0.02
Diversified Financial Services	0.14
Diversified Telecommunication Services	1.03
Electric Utilities	0.41
Electronic Equipment & Instruments	0.33
Food & Staples Retailing	0.61
Food Products	0.22
Health Care Equipment & Supplies	0.13
Health Care Providers & Services	0.14
Hotels, Restaurants & Leisure	0.52
Household Durables	0.50
Household Products	0.15
Industrial Conglomerates	0.11
Insurance	1.51
Internet & Catalog Retail	0.11
Machinery	0.37
Marine	0.06
Media	0.51
Metals & Mining	0.28
Multiline Retail	0.10
Office Electronics	0.25
Oil, Gas & Consumable Fuels	2.30
Paper & Forest Products	0.28

Pharmaceuticals	1.03%
Real Estate	0.39
Road & Rail	0.30
Semiconductors & Semiconductor Equipment	0.37
Software	0.45
Specialty Retail	0.36
Textiles, Apparel & Luxury Goods	0.16
Tobacco	0.24
Trading Companies & Distributors	0.41
Wireless Telecommunication Services	1.56
Total International Equities	23.28	*

TOTAL EQUITIES	58.91

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	0.01
Airlines	0.01
Automobiles	0.09
Beverages	0.06
Capital Markets	0.26
Chemicals	0.07
Commercial Banks	0.23
Commercial Services & Supplies	0.05
Consumer Finance	0.25
Diversified Financial Services	0.48
Diversified Telecommunication Services	0.13
Electric Utilities	0.12
Food & Staples Retailing	0.07
Food Products	0.06
Gas Utilities	0.01
Hotels, Restaurants & Leisure	0.01
Household Durables	0.03
Insurance	0.06
IT Services	0.01
Machinery	0.01
Media	0.12
Metals & Mining	0.02
Multi-Utilities	0.07
Oil & Gas	0.07
Oil, Gas & Consumable Fuels	0.03
Paper & Forest Products	0.03
Personal Products	0.01
Pharmaceuticals	0.02
Real Estate	0.04
Road & Rail	0.05
Thrifts & Mortgage Finance	0.12
Tobacco	0.04
Wireless Telecommunication Services	0.02
Total U.S. Corporate Bonds	2.66
Asset-Backed Securities	0.58
Commercial Mortgage-Backed Securities	1.45
Mortgage & Agency Debt Securities	7.80
U.S. Government Obligations	4.14
Total U.S. Bonds	16.63	*

INTERNATIONAL CORPORATE BONDS
Aerospace & Defense	0.02%
Automobiles	0.01
Commercial Banks	0.11
Diversified Telecommunication Services	0.04
Oil & Gas	0.02
Total International Corporate Bonds	0.20
International Asset-Backed Securities	0.27
International Mortgage-Backed Securities	0.17
Foreign Government Bonds	3.36
Sovereign/SupraNational Bond	0.25
Total International Bonds	4.25

TOTAL BONDS	20.88

INVESTMENT COMPANIES	6.73
SHORT-TERM INVESTMENTS	14.13 *
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED	3.00
TOTAL INVESTMENTS	103.65
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(3.65)
NET ASSETS	100.00%

* The Fund held a long position in U.S. Treasury Note futures, which resulted in a net decrease to the U.S. Bond holdings exposure, from 4.14% to 4.13%. The Fund also held a position in both long and short International Stock index futures, which resulted in a net decrease to the International Equity exposure, from 23.28% to 23.27%.  The Fund also held a short position in U.S. stock index futures which had no effect on the total U.S. Equity exposure.  These adjustments resulted in a net decrease to the Fund’s exposure to Short-Term investments from 14.13% to 14.11%.

UBS Global Equity Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Equities — 99.23%
U.S. Equities — 46.71%
Allergan, Inc.	46,600	$4,269,492
American Electric Power Co., Inc.	59,500	2,362,150
American International Group, Inc.	81,700	5,062,132
Applied Materials, Inc.	209,300	3,549,728
Baker Hughes, Inc.	38,900	2,321,552
Bristol-Myers Squibb Co.	89,900	2,162,994
Burlington Northern Santa Fe Corp.	60,900	3,641,820
Caremark Rx, Inc. (a)	33,600	1,677,648
Cendant Corp.	102,500	2,115,600
Cephalon, Inc. (a)	55,200	2,562,384
Citigroup, Inc.	298,500	13,587,720
Clear Channel Communications, Inc.	96,500	3,173,885
Costco Wholesale Corp.	102,200	4,403,798
DIRECTV Group, Inc. (a)	89,600	1,342,208
Expedia, Inc. (a)	125,600	2,488,136
FedEx Corp.	36,000	3,136,680
Fifth Third Bancorp	97,900	3,595,867
FirstEnergy Corp.	56,507	2,945,145
Freddie Mac	97,500	5,504,850
General Electric Co.	201,200	6,774,404
Genzyme Corp. (a)	62,100	4,448,844
Hartford Financial Services Group, Inc.	27,600	2,129,892
Hewlett-Packard Co.	101,391	2,960,617
IAC/InterActiveCorp. (a)	54,000	1,368,900
Illinois Tool Works, Inc.	56,800	4,676,344
Johnson & Johnson	144,902	9,169,399
JPMorgan Chase & Co.	131,300	4,455,009
Kohl’s Corp. (a)	65,500	3,286,790
Kroger Co. (a)	117,400	2,417,266
Lockheed Martin Corp.	61,000	3,723,440
Masco Corp.	202,600	6,215,768
Medco Health Solutions, Inc. (a)	74,800	4,101,284
Medtronic, Inc.	26,600	1,426,292
Mellon Financial Corp.	217,400	6,950,278
Microsoft Corp.	325,300	8,369,969
Morgan Stanley	143,800	7,756,572
Mylan Laboratories, Inc.	169,400	3,262,644
NiSource, Inc.	70,700	1,714,475
Northrop Grumman Corp.	56,400	3,065,340
Omnicom Group, Inc.	65,500	5,477,765
Oracle Corp. (a)	271,200	3,360,168
Pepco Holdings, Inc.	81,900	1,905,813
PNC Financial Services Group, Inc.	35,800	2,077,116
SBC Communications, Inc.	133,000	3,188,010
Sempra Energy	69,700	3,280,082
Sprint Nextel Corp.	333,353	7,927,134
Symantec Corp. (a)	61,665	1,397,329
Time Warner, Inc.	187,200	3,390,192
UnitedHealth Group, Inc.	140,800	7,912,960
Univision Communications, Inc. (a)	85,100	2,257,703
Waters Corp. (a)	13,600	565,760
Wells Fargo & Co.	94,600	5,540,722
Wyeth	146,800	6,792,436
Xilinx, Inc.	78,200	2,177,870

Total U.S. Equities		215,428,376

International Equities — 52.52%
Australia — 2.05%
National Australia Bank Ltd.	100,641	2,540,041
Qantas Airways Ltd.	851,890	2,192,339
QBE Insurance Group Ltd.	331,443	4,728,029
		9,460,409
Austria — 0.62%
Telekom Austria AG	143,654	2,866,401

	Shares	Value
Bermuda — 0.69%
Accenture Ltd., Class A (a)	124,400	$3,167,224

Canada — 2.32%
Alcan, Inc.	38,600	1,225,582
Cott Corp. (a)	16,700	294,689
Jean Coutu Group, Inc.	134,800	2,404,239
Magna International, Inc., Class A	33,400	2,515,792
Suncor Energy, Inc.	69,900	4,241,218
		10,681,520
Finland — 0.80%
Nokia Oyj	220,750	3,710,092

France — 5.97%
BNP Paribas	76,056	5,799,830
France Telecom S.A.	192,227	5,534,392
Sanofi-Aventis S.A.	36,183	2,999,152
Total S.A. (b)	42,304	11,582,967
Unibail REIT	11,014	1,604,107
		27,520,448
Germany — 3.61%
Allianz AG	25,884	3,505,799
Bayerische Motoren Werke AG	47,849	2,253,338
Deutsche Post AG	32,233	756,249
Deutsche Postbank AG	26,583	1,458,586
E.ON AG	19,745	1,819,459
MAN AG	45,047	2,317,990
Metro AG	54,644	2,699,167
Siemens AG	23,865	1,844,339
		16,654,927
Hong Kong — 0.84%
Esprit Holdings Ltd.	198,000	1,480,326
Sun Hung Kai Properties Ltd.	232,000	2,402,913
		3,883,239
Ireland — 1.65%
Bank of Ireland	480,174	7,612,821

Italy — 1.75%
ENI SpA	123,510	3,679,562
UniCredito Italiano SpA	776,238	4,389,237
		8,068,799
Japan — 10.07%
Aeon Co., Ltd.	152,200	3,061,726
Bank of Yokohama Ltd.	309,000	2,358,258
Canon, Inc.	55,700	3,012,538
Fast Retailing Co., Ltd.	21,900	1,663,658
Funai Electric Co., Ltd.	9,500	844,891
Honda Motor Co. Ltd.	43,600	2,469,667
Kao Corp. (b)	124,000	3,057,879
Meitec Corp.	21,800	698,200
Mitsubishi Tokyo Financial Group, Inc.	185	2,432,063
Mitsui Sumitomo Insurance Co. Ltd.	145,000	1,681,048
Nissan Motor Co. Ltd.	255,400	2,920,402
Nitto Denko Corp.	66,600	3,754,844
NTN Corp.	230,000	1,377,890
NTT DoCoMo, Inc.	2,385	4,250,662
Rohm Co., Ltd.	23,000	1,998,853
Sekisui House Ltd.	175,000	2,147,741
Sompo Japan Insurance, Inc.	168,000	2,227,845
Sumitomo Mitsui Financial Group, Inc.	373	3,521,352
Takefuji Corp.	33,970	2,652,501
Yokogawa Electric Corp.	18,000	281,419
		46,413,437
Netherlands — 3.48%
ABN AMRO Holding NV	249,544	5,996,194
ASML Holding NV (a)	87,416	1,439,670
Reed Elsevier NV	156,405	2,164,780
TNT NV	108,975	2,715,743
VNU NV	118,051	3,721,882
		16,038,269
Norway — 0.61%
Telenor ASA	314,400	2,819,061

Panama — 0.77%
Carnival Corp.	71,100	3,553,578

Sweden — 0.27%
Electrolux AB, B Shares	52,700	1,237,465

Switzerland — 3.40%
Adecco S.A.	60,799	2,787,063
Holcim Ltd.	54,317	3,621,133

	Shares	Value
Novartis AG	35,591	$1,812,332
Roche Holding AG	34,109	4,756,873
Serono S.A.	188	124,094
Swiss Reinsurance Co.	38,733	2,553,659
		15,655,154
United Kingdom — 13.62%
Barclays PLC	607,156	6,154,706
BP PLC	1,160,020	13,821,509
Cadbury Schweppes PLC	222,651	2,253,061
Diageo PLC	458,665	6,613,108
Gallaher Group PLC	412,195	6,417,085
Kingfisher PLC	522,262	1,995,697
Prudential PLC	316,664	2,882,282
Rentokil Initial PLC	730,758	2,136,325
Royal Bank of Scotland Group PLC	182,318	5,189,649
Tesco PLC	791,294	4,332,623
Vodafone Group PLC	4,220,285	11,012,507
		62,808,552
Total International Equities		242,151,396

Warrants — 0.00%
Lucent Technologies, Inc. (a)	1,067	1,014

Total Equities (Cost $361,818,419)		457,580,786

Short-Term Investments — 0.66%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 3.80%
(Cost $3,034,738)	3,034,738	3,034,738

Total Investments
(Cost $364,853,157) — 99.89%		460,615,524
Cash and other assets, less liabilities — 0.11%		490,288
Net Assets — 100.00%		$461,105,812

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $364,853,157; and net unrealized  appreciation consisted of:

Gross unrealized appreciation	$99,833,294
Gross unrealized depreciation	(4,070,927)
Net unrealized appreciation	$95,762,367

(a)                                  Non-income producing security.

(b)                                 All or a portion of these securities have been pledged to cover open forward foreign currency contracts.

REIT                     Real Estate Investment Trust

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Equity Fund had the following open forward foreign currency contracts as of September 30, 2005:

					Unrealized
	Contracts	In Exchange		Maturity	Appreciation/
	to Deliver	For		Dates	(Depreciation)
Australian Dollar	8,400,000	USD	6,327,300	12/5/2005	$(70,056)
British Pound	22,645,000	USD	41,178,747	12/5/2005	1,154,161
British Pound	1,615,000	USD	2,793,046	12/5/2005	(61,435)
Canadian Dollar	10,575,000	USD	8,773,203	12/5/2005	(354,717)
Euro	23,420,000	USD	29,639,597	12/5/2005	1,313,497
Euro	1,920,000	USD	2,411,251	3/1/2006	77,293
Japanese Yen	796,700,000	USD	7,469,623	12/5/2005	391,024
Swiss Franc	8,600,000	USD	7,114,494	12/5/2005	406,275
United States Dollar	8,360,518	AUD	11,385,000	12/5/2005	310,184
United States Dollar	2,612,066	CAD	3,100,000	12/5/2005	63,731
United States Dollar	4,911,535	CHF	5,985,000	12/5/2005	(243,082)
United States Dollar	2,334,980	GBP	1,315,000	12/5/2005	(10,743)
United States Dollar	16,879,538	JPY	1,794,500,000	12/5/2005	(935,589)
United States Dollar	27,051,684	SEK	199,390,000	12/5/2005	(1,148,070)
United States Dollar	11,374,350	SGD	18,700,000	12/5/2005	(278,050)
Total net unrealized appreciation on forward foreign currency contracts					$614,423

Currency Type Abbreviations

AUD                    Australian Dollar

CAD                     Canadian Dollar

CHF                        Swiss Franc

GBP                         British Pound

JPY                            Japanese Yen

SEK                         Swedish Krona

SGD                        Singapore Dollar

USD                       United States Dollar

Industry Diversification

As a percent of Net Assets As of September 30, 2005 (Unaudited)
EQUITIES
U.S. EQUITIES
Aerospace & Defense	1.47%
Air Freight & Logistics	0.68
Biotechnology	1.52
Building Products	1.35
Capital Markets	3.19
Commercial Banks	2.43
Commercial Services & Supplies	0.46
Computers & Peripherals	0.64
Diversified Financial Services	3.91
Diversified Telecommunication Services	2.41
Electric Utilities	1.56
Energy Equipment & Services	0.50
Food & Staples Retailing	1.48
Gas Utilities	0.37
Health Care Equipment & Supplies	0.43
Health Care Providers & Services	2.97
Industrial Conglomerates	1.47
Insurance	1.56
Internet & Catalog Retail	0.84
Machinery	1.01
Media	3.41
Multi-Utilities	0.71
Multiline Retail	0.71
Pharmaceuticals	5.56
Road & Rail	0.79
Semiconductors & Semiconductor Equipment	1.24
Software	2.85
Thrifts & Mortgage Finance	1.19
Total U.S. Equities	46.71
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.75
Airlines	0.48
Auto Components	0.55
Automobiles	1.66
Beverages	1.50
Biotechnology	0.03
Chemicals	0.81
Commercial Banks	10.29
Commercial Services & Supplies	1.22
Communications Equipment	0.80
Construction Materials	0.79
Consumer Finance	0.58
Diversified Telecommunication Services	2.43
Electric Utilities	0.39
Electronic Equipment & Instruments	0.06
Food & Staples Retailing	2.71
Food Products	0.49
Hotels, Restaurants & Leisure	0.77
Household Durables	0.92
Household Products	0.66
Industrial Conglomerates	0.40
Insurance	3.81
IT Services	0.69
Machinery	0.80
Media	1.28
Metals & Mining	0.27
Office Electronics	0.65
Oil & Gas	7.21

Pharmaceuticals	2.08%
Real Estate	0.87
Semiconductors & Semiconductor Equipment	0.75
Specialty Retail	1.12
Tobacco	1.39
Wireless Telecommunication Services	3.31
Total International Equities	52.52
TOTAL EQUITIES	99.23
SHORT-TERM INVESTMENT	0.66
TOTAL INVESTMENTS	99.89
CASH AND OTHER ASSETS, LESS LIABILITIES	0.11
NET ASSETS	100.00%

UBS Global Bond Fund — Schedule of Investments

September 30, 2005 (Unaudited)

		Face
		Amount	Value
Bonds — 75.91%
U.S. Bonds — 22.89%
U.S. Corporate Bonds — 9.55%
Alcoa, Inc.
6.000%, due 01/15/12		$60,000	$63,486
Altria Group, Inc.
7.750%, due 01/15/27		230,000	268,197
American Electric Power Co., Inc.
6.125%, due 05/15/06		33,000	33,321
Avon Products, Inc.
7.150%, due 11/15/09		50,000	54,528
Bank of America Corp.
7.400%, due 01/15/11		30,000	33,503
Bank One Corp.
7.875%, due 08/01/10		50,000	56,477
Boeing Capital Corp.
7.375%, due 09/27/10		50,000	55,782
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06		120,000	120,150
C.S. First Boston USA, Inc.
6.500%, due 01/15/12		60,000	64,970
Cendant Corp.
6.875%, due 08/15/06		110,000	112,044
Citigroup, Inc.
5.000%, due 09/15/14		225,000	223,785
5.625%, due 08/27/12		95,000	98,753
Comcast Cable Communications, Inc.
6.750%, due 01/30/11		420,000	451,609
Commonwealth Edison Co.
6.150%, due 03/15/12		60,000	62,327
Computer Sciences Corp.
3.500%, due 04/15/08		60,000	58,253
Countrywide Home Loans, Inc.
3.250%, due 05/21/08		185,000	178,078
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08		150,000	146,483
Devon Financing Corp., ULC
6.875%, due 09/30/11		60,000	65,953
Dow Chemical Co.
5.970%, due 01/15/09		60,000	62,438
EOP Operating LP
8.375%, due 03/15/06		190,000	193,292
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11		100,000	112,883
FleetBoston Financial Corp.
7.375%, due 12/01/09		90,000	98,858
Ford Motor Credit Co.
5.800%, due 01/12/09		80,000	74,646
FPL Group Capital, Inc.
6.125%, due 05/15/07		110,000	112,561
General Electric Capital Corp.
2.850%, due 01/30/06		240,000	239,030
4.375%, due 01/20/10	EUR	35,000	44,809
6.750%, due 03/15/32		$110,000	129,385
Goldman Sachs Group, Inc.
6.875%, due 01/15/11		60,000	65,303
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09		50,000	53,657
HSBC Finance Corp.
6.750%, due 05/15/11		25,000	27,190
7.875%, due 03/01/07		390,000	407,114
ICI Wilmington, Inc.
4.375%, due 12/01/08		25,000	24,578
International Paper Co.
6.750%, due 09/01/11		60,000	64,306
Kraft Foods, Inc.
5.625%, due 11/01/11		110,000	113,654
Kroger Co.
8.050%, due 02/01/10		350,000	385,714

		Face
		Amount	Value
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12		$70,000	$71,890
Miller Brewing Co., 144A
5.500%, due 08/15/13		200,000	204,806
Morgan Stanley
5.300%, due 03/01/13		335,000	338,336
New Cingular Wireless Services, Inc.
7.350%, due 03/01/06		60,000	60,697
Qwest Capital Funding, Inc.
7.900%, due 08/15/10		30,000	29,775
Reed Elsevier Capital, Inc.
5.750%, due 07/31/08	EUR	125,000	162,829
Sempra Energy
7.950%, due 03/01/10		$50,000	55,527
SLM Corp.
5.625%, due 04/10/07		90,000	91,386
Sprint Capital Corp.
8.375%, due 03/15/12		450,000	529,577
Time Warner, Inc.
7.625%, due 04/15/31		190,000	222,591
Toyota Motor Credit Corp.
4.500%, due 12/15/06	GBP	200,000	354,103
Travelers Insurance Co. Institutional Funding Ltd.
5.750%, due 12/06/11		100,000	185,619
Union Pacific Corp.
6.700%, due 12/01/06		$80,000	81,919
UST, Inc.
6.625%, due 07/15/12		10,000	10,768
Wal-Mart Stores, Inc.
6.875%, due 08/10/09		50,000	53,853
Washington Mutual, Inc.
5.625%, due 01/15/07		390,000	394,877
Weyerhaeuser Co.
6.125%, due 03/15/07		39,000	39,744
Wyeth
5.500%, due 03/15/13		25,000	25,639
			7,271,053
Asset-Backed Securities — 0.36%
Capital One Multi-Asset Execution Trust, 03-A1, Class A1 †
4.158%, due 01/15/09		75,000	75,136
CenterPoint Energy Transition Bond Co., LLC 01-1, Class A4
5.630%, due 09/15/15		30,000	31,288
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
4.170%, due 06/25/33		14,183	14,208
Peco Energy Transition Trust, 99-A, Class A7
6.130%, due 03/01/09		55,000	56,846
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29		7,669	7,649
Sears Credit Account Master Trust, 01-1, Class A †
3.948%, due 02/15/10		75,000	74,996
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31		19,062	17,403
			277,526
Commercial Mortgage-Backed Securities — 4.23%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29		350,000	366,810
Asset Securitization Corp., 96-MD6, Class A4 †
7.732%, due 11/13/29		375,000	388,952
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32		80,000	87,766
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33		290,000	316,716
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29		102,094	105,256
Hilton Hotel Pool Trust, 00-HLTA, Class A1, 144A
7.055%, due 10/03/15		314,586	333,468
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31		11,239	11,336
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31		85,000	91,389
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31		40,016	40,386
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40		175,879	172,114
Meristar Commercial Mortgage Trust, 99-C1, Class A2, 144A
7.610%, due 03/03/16		500,000	553,890
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28		15,167	15,376

		Face
		Amount	Value
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41		$155,000	$156,292
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33		16,862	17,516
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10		375,000	408,797
TIAA Retail Commercial Trust, 01-C1A, Class A2, 144A
6.300%, due 06/19/21		146,376	150,842
			3,216,906
Mortgage & Agency Debt Securities — 2.55%
Federal Home Loan Mortgage Corp.
2.375%, due 02/15/07		675,000	657,371
3.875%, due 01/12/09		105,000	102,786
5.000%, due 01/30/14		85,000	84,340
Federal National Mortgage Association
6.000%, due 05/15/08		320,000	332,287
6.625%, due 09/15/09		550,000	591,042
Government National Mortgage Association
6.500%, due 04/15/31		165,830	172,591
			1,940,417
U.S. Government Obligations — 6.20%
U.S. Treasury Bond
8.750%, due 05/15/17		280,000	387,887
U.S. Treasury Notes
2.500%, due 09/30/06		1,170,000	1,151,719
3.875%, due 07/31/07		1,585,000	1,576,580
4.750%, due 05/15/14		1,200,000	1,236,281
5.000%, due 02/15/11 (b)		355,000	368,077
			4,720,544
Total U.S. Bonds			17,426,446

International Bonds — 53.01%
International Corporate Bonds — 10.19%
Australia — 0.06%
Telstra Corp., Ltd.
6.375%, due 06/29/11	EUR	30,000	42,066

Canada — 0.08%
Telus Corp.
8.000%, due 06/01/11		$50,000	57,202

Finland — 0.08%
Fortum Oyj
6.475%, due 11/03/06	EUR	50,000	62,778

France — 2.14%
BNP Paribas
5.250%, due 12/17/12	EUR	140,000	190,991
5.625%, due 08/07/08		100,000	129,971
5.750%, due 01/24/22	GBP	80,000	154,129
Credit Lyonnais S.A. †
5.000%, due 11/15/12	EUR	210,000	265,714
Dexia Credit Local
5.250%, due 04/25/08		195,000	250,636
France Telecom S.A.
8.125%, due 01/28/33		155,000	288,517
GIE Suez Alliance
4.250%, due 06/24/10		80,000	101,499
Lafarge S.A.
5.875%, due 11/06/08		100,000	131,161
Veolia Environnement
5.875%, due 06/27/08		90,000	117,394
			1,630,012
Germany — 1.17%
Kreditanstalt fuer Wiederaufbau
4.750%, due 08/17/07	EUR	710,000	892,567

Ireland — 0.27%
Bank of Ireland
6.450%, due 02/10/10	EUR	150,000	206,932

		Face
		Amount	Value
Netherlands — 2.68%
Deutsche Telekom International Finance BV
8.125%, due 05/29/12	EUR	65,000	$100,427
E.ON International Finance BV
5.750%, due 05/29/09		225,000	298,509
6.375%, due 05/29/12	GBP	100,000	192,883
Koninklijke (Royal) Philips Electronics NV
5.750%, due 05/16/08	EUR	50,000	64,761
Prudential Finance BV
9.375%, due 06/04/07	GBP	35,000	66,562
Royal KPN NV
4.750%, due 11/05/08	EUR	65,000	82,733
RWE Finance BV
5.500%, due 10/26/07		265,000	337,980
Telecom Italia Finance S.A.
6.500%, due 04/24/07		65,000	82,965
6.575%, due 07/30/09		600,000	811,188
			2,038,008
Singapore — 0.09%
Singapore Telecommunications Ltd.
6.000%, due 11/21/11	EUR	50,000	69,530

United Kingdom — 3.63%
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	25,000	32,673
AWG PLC
5.375%, due 07/02/09		210,000	275,518
Barclays Bank PLC
4.500%, due 03/04/19 †		190,000	246,925
5.750%, due 09/14/26	GBP	80,000	156,390
Gallaher Group PLC
5.875%, due 08/06/08	EUR	95,000	123,967
HBOS Treasury Services PLC
4.750%, due 02/06/07		195,000	242,393
Lloyds TSB Bank PLC
5.875%, due 06/20/14	GBP	210,000	398,553
7.750%, due 06/18/07		35,000	65,092
National Westminster Bank PLC
6.000%, due 01/21/10	EUR	335,000	454,288
6.500%, due 09/07/21	GBP	110,000	227,925
O2 PLC
6.375%, due 01/25/07	EUR	65,000	82,193
Pearson PLC
6.125%, due 02/01/07		360,000	453,754
			2,759,671
Total International Corporate Bonds			7,758,766

International Asset-Backed Securities — 0.46%
United Kingdom — 0.46%
Paragon Mortgages PLC, 7A, Class B1A, 144A †
4.540%, due 05/15/43		$100,000	100,213
Permanent Financing PLC, 04, Class 2C †
4.554%, due 06/10/42		250,000	251,208
			351,421
International Commercial-Backed Securities — 0.63%
United Kingdom — 0.63%
Granite Master Issuer PLC, 05-4, Class C4 †
2.711%, due 12/20/54	EUR	400,000	482,983

Foreign Governments — 40.66%
Australia — 1.65%
Government of Australia
6.500%, due 05/15/13	AUD	925,000	756,316
8.750%, due 08/15/08		600,000	499,652
			1,255,968
Austria — 1.85%
Republic of Austria
5.875%, due 07/15/06	EUR	1,135,000	1,406,377

Belgium — 1.55%
Government of Belgium
5.750%, due 03/28/08	EUR	910,000	1,183,101

Canada — 0.47%
Government of Canada
6.000%, due 06/01/08	CAD	390,000	358,080

Finland — 0.49%
Government of Finland
5.000%, due 07/04/07	EUR	295,000	371,695

		Face
		Amount	Value
France — 9.09%
French Treasury Note
5.000%, due 01/12/06	EUR	2,430,000	$2,951,073
Government of France
5.500%, due 04/25/29		1,260,000	1,981,785
7.250%, due 04/25/06 (b)		1,600,000	1,981,284
			6,914,142
Germany — 11.48%
Deutsche Bundesrepublik
4.250%, due 01/04/14 (b)	EUR	1,150,000	1,507,522
6.000%, due 02/16/06 (b)		3,825,000	4,674,716
6.250%, due 01/04/24 (b)		1,545,000	2,555,376
			8,737,614
Italy — 1.02%
Buoni Poliennali Del Tesoro
5.000%, due 02/01/12 (b)	EUR	575,000	775,056

Japan — 8.42%
Government of Japan
0.400%, due 06/20/06	JPY	190,000,000	1,680,717
0.800%, due 03/20/13		193,950,000	1,665,453
1.100%, due 12/22/08		70,000,000	630,368
1.500%, due 03/20/14		45,000,000	403,192
1.900%, due 06/20/25		57,000,000	491,047
2.300%, due 06/20/35		178,000,000	1,535,329
			6,406,106
Netherlands — 0.64%
Government of Netherlands
5.000%, due 07/15/11	EUR	365,000	490,568

Sweden — 2.77%
Government of Sweden
6.500%, due 05/05/08	SEK	14,800,000	2,110,607

United Kingdom — 1.23%
U.K. Gilts
4.250%, due 06/07/32	GBP	350,000	619,495
5.000%, due 03/07/12		170,000	313,378
			932,873
Total Foreign Government Bonds			30,942,187

Sovereign/Supranational — 1.07%
European Investment Bank
4.000%, due 01/15/07	EUR	660,000	812,625

Total International Bonds			40,347,982
Total Bonds (Cost $58,829,913)			57,774,428

		Shares
Investment Company — 17.17%
UBS U.S. Securitized Mortgage Relationship Fund
(Cost $12,608,952)		1,098,861	13,065,789

Short-Term Investments — 6.30%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 3.80%
(Cost $4,793,988)		4,793,988	4,793,988
Total Investments
(Cost $76,232,853) — 99.38%			75,634,205
Cash and other assets, less liabilities — 0.62%			473,208
Net Assets — 100.00%			$76,107,413

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $76,232,853; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$857,659
Gross unrealized depreciation	(1,456,307)
Net unrealized depreciation	$(598,648)

†                                          Variable rate note — Reflects rate at September 30, 2005 on variable rate securities.  Maturity dates reflect earlier of reset date or stated maturity date.  The interest rates shown are the current rates as of September 30, 2005 and reset periodically.

(a)                                  Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(b)                                 All or a portion of these securities have been pledged to cover open forward foreign currency contracts.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities amounted to $1,779,977 or 2.34% of net assets.

AUD                    Australian Dollar

CAD                     Canadian Dollar

EUR                        Euro

GBP                         British Pound

JPY                            Japanese Yen

SEK                         Swedish Krona

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Bond Fund had the following open forward foreign currency contracts as of September 30, 2005:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation
	Deliver	For		Dates	(Depreciation)
Australian Dollar	1,290,000	USD	971,693	12/5/2005	$(10,759)
British Pound	620,000	USD	1,125,824	12/5/2005	29,987
Canadian Dollar	1,005,000	USD	833,765	12/5/2005	(33,711)
Euro	6,115,000	USD	7,680,746	12/5/2005	284,756
Japanese Yen	70,100,000	USD	636,289	12/5/2005	13,458
United States Dollar	809,328	CAD	1,005,000	12/5/2005	58,148
United States Dollar	424,480	DKK	2,490,000	12/5/2005	(20,910)
United States Dollar	1,612,910	EUR	1,300,000	12/5/2005	(40,582)
United States Dollar	469,478	EUR	390,000	12/5/2005	2,220
United States Dollar	7,342,259	JPY	885,300,000	12/5/2005	(485,392)
United States Dollar	507,161	JPY	57,100,000	12/5/2005	167
United States Dollar	396,169	SEK	2,970,000	12/5/2005	(10,323)
United States Dollar	875,886	SGD	1,440,000	12/5/2005	(21,411)
United States Dollar	829,681	THB	33,320,000	12/5/2005	(20,776)
Total net unrealized depreciation on forward foreign currency contracts					$(255,128)

Currency Type Abbreviations

CAD       Canadian Dollar

DKK       Danish Krone

EUR        Euro

JPY         Japanese Yen

SEK        Swedish Krona

SGD        Singapore Dollar

THB        Thai Baht

USD        United States Dollar

Industry Diversification

As a percent of Net Assets As of September 30, 2005 (Unaudited)
BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Automobiles	0.19%
Beverages	0.27
Capital Markets	0.53
Chemicals	0.11
Commercial Banks	0.25
Commercial Services & Supplies	0.15
Consumer Finance	1.40
Diversified Financial Services	1.08
Diversified Telecommunication Services	0.73
Electric Utilities	0.27
Food & Staples Retailing	0.58
Food Products	0.15
Gas Utilities	0.07
Hotels, Restaurants & Leisure	0.07
Industrial Conglomerates	0.31
Insurance	0.09
IT Services	0.08
Media	1.10
Metals & Mining	0.08
Oil & Gas	0.09
Paper & Forest Products	0.14
Personal Products	0.07
Pharmaceuticals	0.03
Real Estate	0.25
Road & Rail	0.26
Thrifts & Mortgage Finance	0.75
Tobacco	0.37
Wireless Telecommunication Services	0.08
Total U.S. Corporate Bonds	9.55
Asset-Backed Securities	0.36
Commercial Mortgage-Backed Securities	4.23
Mortgage & Agency Debt Securities	2.55
U.S. Government Obligations	6.20
Total U.S. Bonds	22.89
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Building Products	0.17
Capital Markets	0.17
Collateralized Mortgage Obligations	0.63
Commercial Banks	4.59
Diversified Financial Services	0.62
Diversified Telecommunication Services	1.12
Electric Utilities	1.17
Household Durables	0.09
Insurance	0.09
Internet Software & Services	0.11
Media	0.40
Multi-Utilities	0.13
Tobacco	0.16
Water Utilities	0.52
Wireless Telecommunication Services	0.22
Total International Corporate Bonds	10.19
International Asset-Backed Securities	0.46
International Commercial-Backed Securities	0.63
Foreign Government Bonds	40.66
Sovereign/Supranational Bonds	1.07
Total International Bonds	53.01
TOTAL BONDS	75.91
INVESTMENT COMPANY	17.17
SHORT-TERM INVESTMENT	6.30
TOTAL INVESTMENTS	99.38
CASH AND OTHER ASSETS, LESS LIABILITIES	0.62
NET ASSETS	100.00%

UBS International Equity Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
International Equities — 97.31%
Australia — 2.63%
National Australia Bank Ltd.	43,817	$1,105,881
Qantas Airways Ltd.	359,726	925,755
QBE Insurance Group Ltd.	112,826	1,609,461
		3,641,097
Austria — 0.90%
Telekom Austria AG (a)	62,167	1,240,450

Belgium — 1.98%
Fortis	28,672	834,136
KBC Groep NV	16,476	1,338,853
Solvay S.A.	4,881	569,352
		2,742,341
Canada — 4.92%
Alcan, Inc.	28,840	915,694
Bank of Nova Scotia (a)	24,000	897,674
Canadian National Railway Co.	9,300	661,080
Canadian Tire Corp. Ltd.	11,400	617,737
Cott Corp. (b)	26,000	458,797
Inco Ltd.	15,700	743,876
Magna International, Inc., Class A	7,600	572,456
Manulife Financial Corp.	12,600	673,100
Petro-Canada	30,200	1,266,183
		6,806,597
Denmark — 0.27%
A.P. Moller - Maersk A/S	36	368,742

Finland — 1.73%
Neste Oil Oyj (b)	10,550	392,146
Nokia Oyj	46,242	777,178
UPM-Kymmene Oyj	60,878	1,222,069
		2,391,393
France — 8.42%
BNP Paribas	18,115	1,381,402
France Telecom	70,891	2,041,017
LVMH Moet Hennessy Louis Vuitton S.A.	6,720	555,795
Sanofi-Aventis S.A.	25,790	2,137,693
Total S.A.	17,881	4,895,873
Unibail REIT (a)	4,331	630,778
		11,642,558
Germany — 6.60%
Allianz AG	3,018	408,766
Bayerische Motoren Werke AG	14,266	671,824
Deutsche Postbank AG	21,834	1,198,013
Deutsche Telekom AG	64,740	1,181,734
E.ON AG	19,227	1,771,726
Fresenius Medical Care AG	9,580	874,922
Hannover Rueckversicherung AG	10,354	359,519
MAN AG	18,818	968,321
Metro AG	13,934	688,277
Premiere AG (a)(b)	12,086	340,536
Siemens AG	8,616	665,863
		9,129,501
Hong Kong — 1.71%
Esprit Holdings Ltd.	91,500	684,090
Hutchison Telecommunications International Ltd. (b)	410,000	594,567
Sun Hung Kai Properties Ltd.	66,000	683,587
Yue Yuen Industrial Holdings	144,500	396,745
		2,358,989
Ireland — 2.48%
Bank of Ireland	147,329	2,335,798
CRH PLC	40,116	1,090,650
		3,426,448
Italy — 2.00%
ENI SpA	39,469	1,175,845
UniCredito Italiano SpA	284,377	1,608,009
		2,783,854

	Shares	Value
Japan — 21.79%
Aeon Co., Ltd.	39,100	$786,554
Asahi Breweries, Ltd.	69,900	886,239
Astellas Pharma, Inc.	7,900	297,627
Bank of Yokohama, Ltd.	148,000	1,129,522
Bridgestone Corp.	43,000	921,916
Canon, Inc.	27,800	1,503,565
East Japan Railway Co.	198	1,132,028
Funai Electric Co., Ltd. (a)	5,900	524,722
Honda Motor Co. Ltd. (a)	16,900	957,279
Kao Corp.	37,000	912,432
KDDI Corp.	135	762,308
Meitec Corp. (a)	8,000	256,220
Mitsubishi Corp. (a)	67,500	1,334,039
Mitsui Fudosan Co., Ltd.	68,000	1,024,140
Mitsui Sumitomo Insurance Co. Ltd.	71,000	823,134
Murata Manufacturing Co., Ltd. (a)	11,800	659,026
NEC Electronics Corp. (a)	6,100	203,441
Nippon Paper Group, Inc. (a)	134	485,918
Nissan Motor Co. Ltd.	131,100	1,499,079
Nitto Denko Corp.	20,600	1,161,408
NOK Corp. (a)	24,500	730,633
Nomura Holdings, Inc.	41,900	651,014
NTN Corp. (a)	73,000	437,330
NTT DoCoMo, Inc.	823	1,466,790
Rohm Co., Ltd.	13,600	1,181,930
Sekisui House Ltd.	77,000	945,006
Shin-Etsu Chemical Co., Ltd.	26,000	1,135,521
Sompo Japan Insurance, Inc.	107,000	1,418,925
Sumitomo Mitsui Financial Group, Inc.	169	1,595,465
Sumitomo Trust & Banking Co. Ltd.	94,000	774,625
Taiheiyo Cement Corp.	600	2,245
Takefuji Corp.	9,840	768,343
Tokyo Gas Co., Ltd. (a)	230,000	935,504
Yokogawa Electric Corp.	53,900	842,693
		30,146,621
Netherlands — 6.01%
ABN AMRO Holding NV	121,635	2,922,719
ASML Holding NV (b)	53,739	885,037
Koninklijke (Royal) Philips Electronics NV	28,218	752,205
Reed Elsevier NV	55,444	767,393
Royal KPN NV	92,916	835,701
TNT NV	62,688	1,562,234
VNU NV (a)	18,735	590,672
		8,315,961
Norway — 0.61%
Telenor ASA	93,800	841,056

Singapore — 0.50%
DBS Group Holdings Ltd.	58,000	542,409
Jardine Cycle & Carriage Ltd.	22,000	144,540
		686,949
Spain — 0.84%
Repsol YPF S.A.	35,566	1,156,049

Sweden — 1.22%
Electrolux AB, B Shares	35,700	838,283
Sandvik AB	17,000	847,850
		1,686,133
Switzerland — 9.77%
Actelion NV (a)(b)	6,883	744,757
Adecco S.A.	18,094	829,440
Credit Suisse Group	72,758	3,233,689
Holcim Ltd.	16,855	1,123,667
Nestle S.A.	4,434	1,303,460
Novartis AG	31,950	1,626,928
Roche Holding AG	15,476	2,158,297
Straumann Holding AG	2,853	767,328
Swiss Reinsurance Co.	26,274	1,732,240
		13,519,806

	Shares	Value
United Kingdom — 22.93%
Balfour Beatty PLC	56,776	$328,949
Barclays PLC	258,081	2,616,152
BP PLC	349,805	4,167,888
Collins Stewart Tullett PLC	48,972	553,606
Diageo PLC	131,167	1,891,187
Electrocomponents PLC	106,060	456,412
Gallaher Group PLC	92,070	1,433,353
GUS PLC	43,932	664,118
HBOS PLC	63,029	951,692
Kesa Electricals PLC	118,542	535,292
Kingfisher PLC	255,789	977,435
O2 PLC (b)	627,397	1,750,911
Prudential PLC	228,863	2,083,116
Rentokil Initial PLC	127,374	372,370
Royal Bank of Scotland Group PLC	104,568	2,976,509
Scottish & Southern Energy PLC	37,480	682,287
Taylor Nelson Sofres PLC	152,593	539,905
Tesco PLC (a)	396,762	2,172,417
Vodafone Group PLC	1,855,180	4,840,948
Wolseley PLC	54,394	1,153,779
WPP Group PLC	56,198	573,653
		31,721,979
Total International Equities (Cost $103,437,323)		134,606,524

Investment Company — 1.07%
iShares MSCI EAFE Index Fund (Cost $1,422,614)	25,500	1,481,295

Short-Term Investments — 0.87%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80% (Cost $1,204,405)	1,204,405	1,204,405

Investment of Cash Collateral for Securities Loaned — 6.20%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80% (Cost $8,567,820)	8,567,820	8,567,820

Total Investments (Cost $114,632,162) — 105.45%		145,860,044
Liabilities, in excess of cash and other assets — (5.45%)		(7,542,520)
Net Assets — 100.00%		$138,317,524

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $114,632,162; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$33,450,936
Gross unrealized depreciation	(2,223,054)
Net unrealized appreciation	$31,227,882

(a)           Security, or portion thereof, was on loan at September 30, 2005.

(b)           Non-income producing security.

REIT       Real Estate Investment Trust

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Fund had the following open forward foreign currency contracts as of September 30, 2005:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation/
	Deliver	For		Dates	(Depreciation)
Australian Dollar	2,005,000	USD	1,510,266	12/5/2005	$(16,722)
British Pound	5,505,000	USD	10,009,912	12/5/2005	279,935
Canadian Dollar	5,810,000	USD	4,795,016	12/5/2005	(219,945)
Euro	6,265,000	USD	7,790,468	12/5/2005	213,053
Japanese Yen	271,900,000	USD	2,528,874	12/5/2005	113,070
Swiss Franc	6,595,000	USD	5,439,898	12/5/2005	295,629
United States Dollar	1,472,362	AUD	2,005,000	12/5/2005	54,626
United States Dollar	3,712,528	CAD	4,595,000	12/5/2005	253,695
United States Dollar	998,977	DKK	5,860,000	12/5/2005	(49,210)
United States Dollar	2,401,129	EUR	1,940,000	12/5/2005	(54,731)
United States Dollar	3,149,420	GBP	1,755,000	12/5/2005	(47,492)
United States Dollar	4,690,153	JPY	502,900,000	12/5/2005	(221,938)
United States Dollar	8,100,759	SEK	59,200,000	12/5/2005	(409,832)
United States Dollar	3,169,003	SGD	5,210,000	12/5/2005	(77,468)
Total net unrealized appreciation on forward foreign currency contracts					$112,670

Currency Type Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

Industry Diversification

As a percent of Net Assets
As of September 30, 2005 (Unaudited)
INTERNATIONAL EQUITIES
Air Freight & Logistics	1.13%
Airlines	0.67
Auto Components	1.61
Automobiles	2.26
Beverages	2.34
Biotechnology	0.54
Capital Markets	3.21
Chemicals	2.07
Commercial Banks	16.90
Commercial Services & Supplies	1.05
Communications Equipment	0.56
Construction & Engineering	0.24
Construction Materials	1.60
Consumer Finance	0.56
Distributors	0.10
Diversified Financial Services	0.60
Diversified Telecommunication Services	4.44
Electric Utilities	1.77
Electronic Equipment & Instruments	1.42
Food & Staples Retailing	2.64
Food Products	0.94
Health Care Equipment & Supplies	0.55
Health Care Providers & Services	0.63
Household Durables	2.21
Household Products	0.66
Industrial Conglomerates	0.48
Insurance	6.59
Internet & Catalog Retail	0.48
Machinery	1.63
Marine	0.27
Media	2.03
Metals & Mining	1.20
Multiline Retail	0.45
Office Electronics	1.09
Oil & Gas	10.11
Paper & Forest Products	1.23
Pharmaceuticals	4.50
Real Estate	1.69
Road & Rail	1.30
Semiconductors & Semiconductor Equipment	1.64
Specialty Retail	1.59
Textiles, Apparel & Luxury Goods	0.69
Tobacco	1.04
Trading Companies & Distributors	1.79
Wireless Telecommunication Services	6.81
Total International Equities	97.31
INVESTMENT COMPANY	1.07
SHORT-TERM INVESTMENTS	0.87
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	6.20
TOTAL INVESTMENTS	105.45
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(5.45)
NET ASSETS	100.00%

UBS U.S. Large Cap Equity Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Equities — 95.02%
U.S. Equities — 92.51%
Aerospace & Defense — 2.50%
Lockheed Martin Corp.	104,300	$6,366,472
Northrop Grumman Corp.	94,200	5,119,770
		11,486,242
Air Freight & Logistics — 1.36%
FedEx Corp.	71,600	6,238,508

Auto Components — 2.09%
Borg-Warner, Inc.	50,400	2,845,584
Johnson Controls, Inc.	109,300	6,782,065
		9,627,649
Biotechnology — 3.21%
Cephalon, Inc. (a)	79,300	3,681,106
Genzyme Corp. (a)	154,400	11,061,216
		14,742,322
Building Products — 2.03%
Masco Corp.	304,900	9,354,332

Capital Markets — 4.68%
Mellon Financial Corp.	284,600	9,098,662
Morgan Stanley	230,600	12,438,564
		21,537,226
Commercial Banks — 5.67%
Fifth Third Bancorp	196,400	7,213,772
PNC Financial Services Group, Inc.	98,800	5,732,376
Wells Fargo & Co.	224,000	13,119,680
		26,065,828
Commercial Services & Supplies — 0.78%
Cendant Corp.	173,900	3,589,296

Computers & Peripherals — 1.03%
Hewlett-Packard Co.	162,200	4,736,240

Diversified Financial Services — 6.17%
Citigroup, Inc.	410,261	18,675,081
JPMorgan Chase & Co.	285,300	9,680,229
		28,355,310
Diversified Telecommunication Services — 4.19%
SBC Communications, Inc.	225,800	5,412,426
Sprint Nextel Corp.	582,720	13,857,082
		19,269,508
Electric Utilities — 5.83%
American Electric Power Co., Inc.	113,500	4,505,950
Exelon Corp.	229,600	12,269,824
FirstEnergy Corp.	152,845	7,966,281
Pepco Holdings, Inc.	88,700	2,064,049
		26,806,104
Electronic Equipment & Instruments — 1.06%
Mettler Toledo International, Inc. (a)	95,500	4,868,590

Energy Equipment & Services — 0.67%
Baker Hughes, Inc.	51,900	3,097,392

Food & Staples Retailing — 3.76%
7-Eleven, Inc. (a)	45,700	1,627,377
Costco Wholesale Corp.	209,600	9,031,664
Kroger Co. (a)	322,300	6,636,157
		17,295,198
Gas Utilities — 0.60%
NiSource, Inc.	113,100	2,742,675

Health Care Equipment & Supplies — 1.14%
Medtronic, Inc.	58,300	3,126,046
Waters Corp. (a)	50,700	2,109,120
		5,235,166
Health Care Providers & Services — 6.73%
Caremark Rx, Inc. (a)	72,800	3,634,904
Medco Health Solutions, Inc. (a)	109,400	5,998,402
UnitedHealth Group, Inc.	256,400	14,409,680
WellPoint, Inc. (a)	90,900	6,892,038
		30,935,024

	Shares	Value
Household Products — 1.16%
Kimberly-Clark Corp.	89,450	$5,324,959

Insurance — 3.10%
American International Group, Inc.	153,600	9,517,056
Hartford Financial Services Group, Inc.	61,400	4,738,238
		14,255,294
Internet & Catalog Retail — 1.32%
Expedia, Inc. (a)	210,450	4,169,015
IAC/InterActiveCorp. (a)	75,700	1,918,995
		6,088,010
Machinery — 1.90%
Illinois Tool Works, Inc.	106,300	8,751,679

Media — 6.61%
Clear Channel Communications, Inc.	145,000	4,769,050
Dex Media, Inc.	103,800	2,884,602
DIRECTV Group, Inc. (a)	151,300	2,266,474
Omnicom Group, Inc.	102,800	8,597,164
Time Warner, Inc.	417,700	7,564,547
Univision Communications, Inc. (a)	161,900	4,295,207
		30,377,044
Multiline Retail — 1.28%
Kohl’s Corp. (a)	117,000	5,871,060

Multi-Utilities & Unregulated Power — 1.10%
Sempra Energy	107,700	5,068,362

Oil & Gas — 3.23%
ExxonMobil Corp.	107,100	6,805,134
Marathon Oil Corp.	116,900	8,057,917
		14,863,051
Pharmaceuticals — 9.16%
Allergan, Inc.	111,200	10,188,144
Bristol-Myers Squibb Co.	142,700	3,433,362
Johnson & Johnson	254,344	16,094,888
Mylan Laboratories, Inc.	148,350	2,857,221
Wyeth	206,500	9,554,755
		42,128,370
Road & Rail — 1.55%
Burlington Northern Santa Fe Corp.	119,400	7,140,120

Semiconductors & Semiconductor Equipment — 1.51%
Applied Materials, Inc.	233,000	3,951,680
Xilinx, Inc.	107,400	2,991,090
		6,942,770
Software — 5.21%
Microsoft Corp.	552,300	14,210,679
Oracle Corp. (a)	473,100	5,861,709
Symantec Corp. (a)	171,002	3,874,905
		23,947,293
Thrifts & Mortgage Finance — 1.88%
Freddie Mac	153,100	8,644,026

Total U.S. Equities		425,384,648

International Equities — 2.51%
Bermuda — 1.18%
Accenture Ltd., Class A (a)	213,100	5,425,526

Panama — 1.33%
Carnival Corp.	122,800	6,137,544

Total International Equities		11,563,070

Total Equities (Cost $386,600,442)		436,947,718

Short-Term Investments — 2.39%
Other — 2.21%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80%	10,148,865	10,148,865
	Face Amount
U.S. Government Obligations — 0.18%
U.S. Treasury Bills, yield of 3.38% due 01/05/06 (b)	$850,000	842,321
Total Short-Term Investments (Cost $10,991,272)		10,991,186

Value
Total Investments — 97.41% (Cost $397,591,714)	$447,938,904
Cash and other assets, less liabilities — 2.59%	11,903,877
Net Assets — 100.00%	$459,842,781

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $397,591,714; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$54,937,373
Gross unrealized depreciation	(4,590,183)
Net unrealized appreciation	$50,347,190

(a)      Non-income producing security.

(b)      This security was pledged to cover margin requirements for future contracts.

FUTURES CONTRACTS

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of September 30, 2005:

	Expiration		Current	Unrealized
	Date	Proceeds	Value	Appreciation
Index Futures Buy Contracts:
S&P 500 Index, 37 contracts	December 2005	$11,395,184	$11,417,275	$22,091

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2005 was $842,321.

Industry Diversification

As a Percent of Net Assets As of September 30, 2005 (Unaudited)
EQUITIES
U.S. EQUITIES
Aerospace & Defense	2.50%
Air Freight & Logistics	1.36
Auto Components	2.09
Biotechnology	3.21
Building Products	2.03
Capital Markets	4.68
Commercial Banks	5.67
Commercial Services & Supplies	0.78
Computers & Peripherals	1.03
Diversified Financial Services	6.17
Diversified Telecommunication Services	4.19
Electric Utilities	5.83
Electronic Equipment & Instruments	1.06
Energy Equipment & Services	0.67
Food & Staples Retailing	3.76
Gas Utilities	0.60
Health Care Equipment & Supplies	1.14
Health Care Providers & Services	6.73
Household Products	1.16
Insurance	3.10
Internet & Catalog Retail	1.32
Machinery	1.90
Media	6.61
Multiline Retail	1.28
Multi-Utilities & Unregulated Power	1.10
Oil & Gas	3.23
Pharmaceuticals	9.16
Road & Rail	1.55
Semiconductors & Semiconductor Equipment	1.51
Software	5.21
Thrifts & Mortgage Finance	1.88
Total U.S. Equities	92.51
INTERNATIONAL EQUITIES
Hotels, Restaurants & Leisure	1.33
IT Services	1.18
Total International Equities	2.51
TOTAL EQUITIES	95.02
SHORT-TERM INVESTMENTS	2.39
TOTAL INVESTMENTS	97.41
CASH AND OTHER ASSETS, LESS LIABILITIES	2.59
NET ASSETS	100.00%

UBS U.S. Large Cap Growth Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Equities — 93.99%
U.S. Equities — 88.84%
Aerospace & Defense — 2.68%
United Technologies Corp.	4,500	$233,280

Biotechnology — 5.52%
Genzyme Corp. (a)	2,700	193,428
Medimmune, Inc. (a)	8,500	286,025
		479,453
Capital Markets — 1.68%
Goldman Sachs Group, Inc.	1,200	145,896

Chemicals — 1.49%
Praxair, Inc.	2,700	129,411

Communications Equipment — 2.63%
QUALCOMM, Inc.	5,100	228,225

Computers & Peripherals — 6.36%
Apple Computer, Inc. (a)	3,900	209,079
Dell, Inc. (a)	4,700	160,740
EMC Corp. (a)	14,100	182,454
		552,273
Consumer Finance — 1.36%
SLM Corp.	2,200	118,008

Diversified Financial Services — 2.47%
Moody’s Corp.	4,200	214,536

Health Care Equipment & Supplies — 8.43%
Kinetic Concepts, Inc. (a)	3,000	170,400
Medtronic, Inc.	1,700	91,154
St. Jude Medical, Inc. (a)	2,700	126,360
Varian Medical Systems, Inc. (a)	4,000	158,040
Zimmer Holdings, Inc. (a)	2,700	186,003
		731,957
Health Care Providers & Services — 6.12%
UnitedHealth Group, Inc.	4,600	258,520
WellPoint, Inc. (a)	3,600	272,952
		531,472
Household Durables — 2.91%
Pulte Homes, Inc.	5,900	253,228

Industrial Conglomerates — 2.95%
General Electric Co.	7,600	255,892

Insurance — 1.07%
American International Group, Inc.	1,500	92,940

Internet & Catalog Retail — 3.65%
eBay, Inc. (a)	7,700	317,240

Internet Software & Services — 5.49%
Google, Inc. (a)	1,100	348,106
Yahoo!, Inc. (a)	3,800	128,592
		476,698
Machinery — 1.33%
Illinois Tool Works, Inc.	1,400	115,262

Media — 1.27%
McGraw-Hill Cos., Inc.	2,300	110,492

Oil & Gas — 5.94%
EOG Resources, Inc.	3,800	284,620
XTO Energy, Inc.	5,099	231,087
		515,707

	Shares	Value
Pharmaceuticals — 5.09%
Allergan, Inc.	2,200	$201,564
Johnson & Johnson	3,800	240,464
		442,028
Semiconductors & Semiconductor Equipment — 3.00%
Broadcom Corp. (a)	3,500	164,185
Intel Corp.	3,900	96,135
		260,320
Software — 8.52%
Adobe Systems, Inc.	6,300	188,055
Autodesk, Inc.	3,700	171,828
Microsoft Corp.	8,700	223,851
Symantec Corp. (a)	6,900	156,354
		740,088
Specialty Retail — 7.09%
Abercrombie & Fitch Co.	4,100	204,385
Best Buy Co., Inc.	5,450	237,238
Lowe’s Cos., Inc.	2,700	173,880
		615,503
Textiles, Apparel & Luxury Goods — 1.79%
Nike, Inc.	1,900	155,192

Total U.S. Equities		7,715,101

International Equities — 5.15%
Bermuda — 3.71%
Energy Equipment & Services — 2.21%
Weatherford International Ltd. (a)	2,800	192,248

Machinery — 1.50%
Ingersoll-Rand Co., Ltd., Class A	3,400	129,982

Panama — 1.44%
Hotels, Restaurants & Leisure — 1.44%
Carnival Corp.	2,500	124,950

Total International Equities		447,180

Total Equities (Cost $7,147,580)		8,162,281

Investment Company — 3.44%
iShares Russell 1000 Growth Index Fund (Cost $299,953)	6,000	298,620

Short-Term Investment — 3.18%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80%
(Cost $276,403)	276,403	276,403

Total Investments (Cost $7,723,936) — 100.61%		8,737,304
Liabilities, in excess of cash and other assets — (0.61%)		(52,782)
Net Assets — 100.00%		$8,684,522

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $7,723,936; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,102,434
Gross unrealized depreciation	(89,066)
Net unrealized appreciation	$1,013,368

(a)     Non-income producing security.

Industry Diversification

As a percent of Net Assets As of September 30, 2005 (Unaudited)
EQUITIES
U.S. EQUITIES
Aerospace & Defense	2.68%
Biotechnology	5.52
Capital Markets	1.68
Chemicals	1.49
Communications Equipment	2.63
Computers & Peripherals	6.36
Consumer Finance	1.36
Diversified Financial Services	2.47
Health Care Equipment & Supplies	8.43
Health Care Providers & Services	6.12
Household Durables	2.91

Industrial Conglomerates	2.95%
Insurance	1.07
Internet & Catalog Retail	3.65
Internet Software & Services	5.49
Machinery	1.33
Media	1.27
Oil & Gas	5.94
Pharmaceuticals	5.09
Semiconductors & Semiconductor Equipment	3.00
Software	8.52
Specialty Retail	7.09
Textiles, Apparel & Luxury Goods	1.79
Total U.S. Equities	88.84
INTERNATIONAL EQUITIES
Energy Equipment & Services	2.21
Hotels, Restaurants & Leisure	1.44
Machinery	1.50
Total International Equities	5.15
TOTAL EQUITIES	93.99
INVESTMENT COMPANY	3.44
SHORT-TERM INVESTMENT	3.18
TOTAL INVESTMENTS	100.61
CASH AND OTHER ASSETS, LESS LIABILITIES	(0.61)
NET ASSETS	100.00%

UBS U.S. Large Cap Value Equity Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Equities — 99.50%
U.S. Equities — 98.35%
Aerospace & Defense — 3.07%
Lockheed Martin Corp.	41,000	$2,502,640
Northrop Grumman Corp.	29,300	1,592,455
		4,095,095
Air Freight & Logistics — 1.55%
FedEx Corp.	23,800	2,073,694

Auto Components — 2.59%
Borg-Warner, Inc.	22,200	1,253,412
Johnson Controls, Inc.	35,500	2,202,775
		3,456,187
Biotechnology — 0.99%
Cephalon, Inc. (a)	28,600	1,327,612

Building Products — 1.73%
Masco Corp.	75,050	2,302,534

Capital Markets — 7.57%
Mellon Financial Corp.	96,500	3,085,105
Morgan Stanley	97,800	5,275,332
Northern Trust Corp.	34,600	1,749,030
		10,109,467
Commercial Banks — 9.34%
Bank of America Corp.	53,222	2,240,646
Fifth Third Bancorp	71,100	2,611,503
PNC Financial Services Group, Inc.	43,500	2,523,870
Wells Fargo & Co.	86,950	5,092,662
		12,468,681
Commercial Services & Supplies — 0.76%
Cendant Corp.	49,300	1,017,552

Computers & Peripherals — 1.24%
Hewlett-Packard Co.	56,800	1,658,560

Diversified Financial Services — 9.07%
Citigroup, Inc.	153,176	6,972,572
JPMorgan Chase & Co.	151,170	5,129,198
		12,101,770
Diversified Telecommunication Services — 5.06%
SBC Communications, Inc.	105,250	2,522,843
Sprint Nextel Corp.	177,957	4,231,817
		6,754,660
Electric Utilities — 8.21%
American Electric Power Co., Inc.	72,000	2,858,400
Exelon Corp.	65,300	3,489,632
FirstEnergy Corp.	63,000	3,283,560
Pepco Holdings, Inc.	57,300	1,333,371
		10,964,963
Energy Equipment & Services — 0.70%
Baker Hughes, Inc.	15,600	931,008

Food & Staples Retailing — 3.52%
Costco Wholesale Corp.	62,700	2,701,743
Kroger Co. (a)	97,000	1,997,230
		4,698,973
Gas Utilities — 0.51%
NiSource, Inc.	27,900	676,575

Health Care Providers & Services — 4.85%
Caremark Rx, Inc. (a)	7,300	364,489
Medco Health Solutions, Inc. (a)	36,800	2,017,744
UnitedHealth Group, Inc.	72,800	4,091,360
		6,473,593
Household Products — 1.00%
Kimberly-Clark Corp.	22,400	1,333,472

Insurance — 4.15%
American International Group, Inc.	52,100	3,228,116
Hartford Financial Services Group, Inc.	29,950	2,311,241
		5,539,357
Internet & Catalog Retail — 1.66%
Expedia, Inc. (a)	81,600	1,616,496
IAC/InterActiveCorp. (a)	23,500	595,725
		2,212,221

	Shares	Value
Machinery — 2.12%
Illinois Tool Works, Inc.	34,450	$2,836,268

Media — 6.96%
Clear Channel Communications, Inc.	44,700	1,470,183
DIRECTV Group, Inc. (a)	54,200	811,916
Omnicom Group, Inc.	30,400	2,542,352
Time Warner, Inc.	167,000	3,024,370
Univision Communications, Inc. (a)	54,400	1,443,232
		9,292,053
Multi-Utilities — 1.09%
Sempra Energy	30,900	1,454,154

Oil & Gas — 9.31%
ExxonMobil Corp.	113,550	7,214,967
Marathon Oil Corp.	75,600	5,211,108
		12,426,075
Pharmaceuticals — 5.12%
Bristol-Myers Squibb Co.	54,100	1,301,646
Johnson & Johnson	44,900	2,841,272
Wyeth	58,100	2,688,287
		6,831,205
Road & Rail — 1.87%
Burlington Northern Santa Fe Corp.	41,700	2,493,660

Software — 1.87%
Microsoft Corp.	96,900	2,493,237

Thrifts & Mortgage Finance — 2.44%
Freddie Mac	57,750	3,260,565

Total U.S. Equities		131,283,191

International Equity — 1.15%
Bermuda — 1.15%
Accenture Ltd., Class A (a)	60,200	1,532,692

Total International Equities		1,532,692

Total Equities (Cost $112,347,336)		132,815,883

Short-Term Investments — 1.37%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80% (Cost $1,823,269)	1,823,269	1,823,269

Total Investments (Cost $114,170,605) — 100.87%		134,639,152

Liabilities, in excess of cash and other assets — (0.87%)		(1,163,215)

Net Assets — 100.00%		$133,475,937

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $114,170,605; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$21,987,261
Gross unrealized depreciation	(1,518,714)
Net unrealized appreciation	$20,468,547

(a)      Non-income producing security.

Industry Diversification

As a percent of Net Assets
As of September 30, 2005 (Unaudited)
EQUITIES
U.S. Equities
Aerospace & Defense	3.07%
Air Freight & Logistics	1.55
Auto Components	2.59
Biotechnology	0.99
Building Products	1.73
Capital Markets	7.57
Commercial Banks	9.34
Commercial Services & Supplies	0.76
Computers & Peripherals	1.24
Diversified Financial Services	9.07
Diversified Telecommunication Services	5.06
Electric Utilities	8.21
Energy Equipment & Services	0.70
Food & Staples Retailing	3.52
Gas Utilities	0.51
Health Care Providers & Services	4.85
Household Products	1.00
Insurance	4.15
Internet & Catalog Retail	1.66
Machinery	2.12
Media	6.96
Multi-Utilities	1.09
Oil & Gas	9.31
Pharmaceuticals	5.12
Road & Rail	1.87
Software	1.87
Thrifts & Mortgage Finance	2.44
Total U.S. Equities	98.35
INTERNATIONAL EQUITY
IT Services	1.15
TOTAL EQUITIES	99.50
SHORT-TERM INVESTMENT	1.37
TOTAL INVESTMENTS	100.87
LIABILITIES, IN EXCESS OF
CASH AND OTHER ASSETS	(0.87)
NET ASSETS	100.00%

UBS U.S. Small Cap Growth Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Equities — 94.47%
U.S. Equities — 91.43%
Aerospace & Defense — 1.53%
Engineered Support Systems, Inc.	125,612	$5,155,116

Air Freight & Logistics — 1.56%
HUB Group, Inc. (a)	142,800	5,242,188

Auto Components — 0.71%
American Axle & Manufacturing Holdings, Inc.	103,400	2,386,472

Biotechnology — 3.16%
Affymetrix, Inc. (a)	42,400	1,960,152
Charles River Laboratories International, Inc. (a)	35,680	1,556,362
Incyte Corp. (a)	195,900	920,730
Isis Pharmaceuticals, Inc. (a)	157,100	793,355
Keryx Biopharmaceuticals, Inc. (a)	98,700	1,555,512
Neurocrine Biosciences, Inc. (a)	46,300	2,277,497
Telik, Inc. (a)	95,800	1,567,288
		10,630,896
Capital Markets — 1.30%
Investors Financial Services Corp.	133,500	4,392,150

Commercial Banks — 1.05%
UCBH Holdings, Inc.	340,700	6,241,624

Commercial Services & Supplies — 3.22%
CRA International, Inc. (a)	89,800	3,743,762
Korn/Ferry International Corp. (a)	75,700	1,240,723
Labor Ready, Inc. (a)	229,000	5,873,850
		10,858,335
Communications Equipment — 1.08%
Avocent Corp. (a)	44,600	1,411,144
C-COR, Inc. (a)	25,600	172,800
Foundry Networks, Inc. (a)	162,600	2,065,020
		3,648,964
Computers & Peripherals — 0.41%
Dot Hill Systems Corp. (a)	204,700	1,377,631

Construction & Engineering — 1.54%
Dycom Industries, Inc. (a)	156,200	3,158,364
EMCOR Group, Inc. (a)	33,900	2,010,270
		5,168,634
Distributors — 0.99%
Beacon Roofing Supply, Inc. (a)	56,700	1,852,389
LKQ Corp. (a)	13,800	416,760
Prestige Brands Holdings, Inc. (a)	86,600	1,066,912
		3,336,061
Diversified Financial Services — 0.06%
Heartland Payment Systems, Inc. (a)	7,700	183,722

Diversified Telecommunication Services — 0.71%
NeuStar, Inc. (a)	74,700	2,389,653

Electrical Equipment — 0.95%
Genlyte Group, Inc. (a)	66,700	3,206,936

Electronic Equipment & Instruments — 3.50%
Benchmark Electronics, Inc. (a)	161,000	4,849,320
Cognex Corp.	138,300	4,158,681
Dolby Laboratories, Inc. (a)	28,600	457,600
Radisys Corp. (a)	119,600	2,320,240
		11,785,841
Energy Equipment & Services — 3.74%
Patterson-UTI Energy, Inc.	144,400	5,209,952
Tetra Technologies, Inc. (a)	236,975	7,398,360
		12,608,312

	Shares	Value
Health Care Equipment & Supplies — 8.20%
Advanced Neuromodulation Systems, Inc. (a)	77,300	$3,668,658
Arthrocare Corp. (a)	105,600	4,247,232
Aspect Medical Systems, Inc. (a)	90,900	2,693,367
Immucor, Inc. (a)	107,600	2,952,544
Inamed Corp. (a)	94,500	7,151,760
Resmed, Inc. (a)	27,400	2,182,410
Viasys Healthcare, Inc. (a)	189,200	4,728,108
		27,624,079
Health Care Providers & Services — 7.92%
Pediatrix Medical Group, Inc. (a)	108,200	8,311,924
Psychiatric Solutions, Inc. (a)	104,900	5,688,727
United Surgical Partners International, Inc. (a)	138,700	5,424,557
VCA Antech, Inc. (a)	284,400	7,257,888
		26,683,096
Hotels, Restaurants & Leisure — 2.84%
California Pizza Kitchen, Inc. (a)	145,200	4,245,648
CKE Restaurants, Inc.	275,300	3,628,454
Panera Bread Co., Class A (a)	32,700	1,673,586
		9,547,688
Household Durables — 2.42%
Hovnanian Enterprises, Inc. (a)	73,600	3,768,320
Technical Olympic USA, Inc.	167,900	4,392,264
		8,160,584
Household Products — 1.24%
Central Garden & Pet Co. (a)	92,300	4,176,575

IT Services — 3.41%
CACI International, Inc., Class A (a)	99,000	5,999,400
Cognizant Technology Solutions Corp., Class A (a)	118,000	5,497,620
		11,497,020
Leisure Equipment & Products — 0.97%
Nautilus, Inc.	148,500	3,277,395

Machinery — 2.59%
ESCO Technologies, Inc. (a)	112,600	5,637,882
Middleby Corp. (a)	42,700	3,095,750
		8,733,632
Metals & Mining — 0.85%
Steel Dynamics, Inc.	83,900	2,849,244

Oil & Gas — 5.40%
Dresser-Rand Group, Inc. (a)	81,000	1,995,030
KCS Energy, Inc. (a)	242,100	6,665,013
Quicksilver Resources, Inc. (a)	199,400	9,529,326
		18,189,369
Pharmaceuticals — 2.19%
First Horizon Pharmaceutical Corp. (a)	175,300	3,483,211
Medicines Co. (a)	76,700	1,764,867
Penwest Pharmaceuticals Co. (a)	122,300	2,143,919
		7,391,997
Real Estate — 3.57%
American Financial Realty Trust REIT	40,900	580,780
BioMed Realty Trust, Inc. REIT	88,700	2,199,760
Mills Corp. REIT	72,300	3,982,284
Ventas, Inc. REIT	163,400	5,261,480
		12,024,304
Road & Rail — 1.77%
Landstar System, Inc.	148,900	5,960,467

Semiconductors & Semiconductor Equipment — 6.47%
August Technology Corp. (a)	89,300	952,831
Cree, Inc. (a)	44,800	1,120,896
Exar Corp. (a)	140,600	1,971,212
Ikanos Communications, Inc. (a)	27,100	333,059
Microsemi Corp. (a)	266,600	6,808,964
Photronics, Inc. (a)	138,800	2,692,720
Power Integrations, Inc. (a)	109,700	2,385,975
Rudolph Technologies, Inc. (a)	88,200	1,188,054
Silicon Image, Inc. (a)	296,000	2,631,440
Standard Microsystems Corp. (a)	57,000	1,704,870
		21,790,021
Software — 6.73%
Factset Research Systems, Inc.	76,000	2,678,240
Fair Isaac Corp.	71,150	3,187,520

	Shares	Value
Progress Software Corp. (a)	151,000	$4,797,270
RSA Security, Inc. (a)	166,500	2,116,215
Secure Computing Corp. (a)	209,200	2,374,420
THQ, Inc. (a)	144,925	3,089,801
Verint Systems, Inc. (a)	108,000	4,421,520
		22,664,986
Specialty Retail — 5.94%
Aeropostale, Inc. (a)	148,800	3,162,000
Chico’s FAS, Inc. (a)	120,600	4,438,080
DSW, Inc. (a)	45,000	954,000
Electronics Boutique Holdings Corp. (a)	64,400	4,046,896
Guitar Center, Inc. (a)	83,600	4,615,556
Petco Animal Supplies, Inc. (a)	131,300	2,778,308
		19,994,840
Textiles, Apparel & Luxury Goods — 1.57%
Maidenform Brands, Inc. (a)	28,900	397,375
Phillips-Van Heusen Corp.	157,800	4,894,956
		5,292,331
Thrifts & Mortgage Finance — 1.04%
BankUnited Financial Corp., Class A	88,000	2,012,560
Harbor Florida Bancshares, Inc.	41,200	1,494,324
		3,506,884
Total U.S. Equities		307,977,047

International Equities — 3.04%
Bermuda — 0.36%
Orient-Express Hotels Ltd.	43,200	1,227,744

British Virgin Islands — 1.12%
UTI Worldwide, Inc.	48,500	3,768,450

Canada — 0.63%
Cott Corp. (a)	120,200	2,127,540

Israel — 0.93%
Nice Systems Ltd. ADR (a)	36,600	1,653,588
Taro Pharmaceutical Industries Ltd. (a)	56,000	1,440,880
		3,094,468

Total International Equities		10,218,202
Total Equities (Cost $274,282,732)		318,195,249

Investment Companies — 1.46%
iShares Russell 2000 Index Fund (Cost $4,908,412)	74,000	4,909,160

Short-Term Investments — 3.50%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80% (Cost $11,782,135)	11,782,135	11,782,135

Total Investments (Cost $290,973,279) — 99.43%		334,886,544

Cash and other assets, less liabilities — 0.57%		1,926,459

Net Assets — 100.00%		$336,813,003

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $290,973,279; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$58,600,092
Gross unrealized depreciation	(14,686,827)
Net unrealized appreciation	$43,913,265

(a)        Non-income producing security.

ADR    American Depository Receipts.

REIT    Real Estate Investment Trust.

Industry Diversification

As a percent of Net Assets
As of September 30, 2005 (Unaudited)
EQUITIES
U.S. EQUITIES
Aerospace & Defense	1.53%
Air Freight & Logistics	1.56
Auto Components	0.71
Biotechnology	3.16
Capital Markets	1.30
Commercial Banks	1.85
Commercial Services & Supplies	3.22
Communications Equipment	1.08
Computers & Peripherals	0.41
Construction & Engineering	1.54
Distributors	0.99
Diversified Financial Services	0.06
Diversified Telecommunication Services	0.71
Electrical Equipment	0.95
Electronic Equipment & Instruments	3.50
Energy Equipment & Services	3.74
Health Care Equipment & Supplies	8.20
Health Care Providers & Services	7.92
Hotels, Restaurants & Leisure	2.84
Household Durables	2.42
Household Products	1.24
IT Services	3.41
Leisure Equipment & Products	0.97
Machinery	2.59
Metals & Mining	0.85
Oil & Gas	5.40
Pharmaceuticals	2.19
Real Estate	3.57
Road & Rail	1.77
Semiconductors & Semiconductor Equipment	6.47
Software	6.73
Specialty Retail	5.94
Textiles, Apparel & Luxury Goods	1.57
Thrifts & Mortgage Finance	1.04
Total U.S. Equities	91.43
INTERNATIONAL EQUITIES
Air Freight & Logistics	1.12
Beverages	0.63
Communications Equipment	0.50
Hotels, Restaurants & Leisure	0.36
Pharmaceuticals	0.43
Total International Equities	3.04
TOTAL EQUITIES	94.47
INVESTMENT COMPANIES	1.46
SHORT-TERM INVESTMENTS	3.50
TOTAL INVESTMENTS	99.43
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	0.57
NET ASSETS	100.00%

UBS Dynamic Alpha Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value
Investment Companies — 97.41%
UBS Emerging Markets Equity Relationship Fund	5,416,372	$109,410,715
UBS International Equity Relationship Fund	20,214,501	302,022,835
UBS Small Cap Equity Relationship Fund	1,765,495	71,531,493
UBS U.S. Cash Management Prime Relationship Fund	71,367,287	71,367,287
UBS U.S. Equity Long/Short Relationship Fund	10,544,552	105,761,861
UBS U.S. Large Cap Equity Relationship Fund	24,584,220	423,792,616

Total Investment Companies (Cost $1,015,875,315)		1,083,886,807
	Face Amount
Short-Term Investments — 1.91%
U.S. Government Obligations — 1.91%
U.S. Treasury Bills, yield of 3.34%, due 01/05/06 (Cost $21,260,596)	$21,450,000	21,256,221

Total Investments
(Cost $1,037,135,911) — 99.32%		1,105,143,028
Cash and other assets, less liabilities — 0.68%		7,513,490
Net Assets — 100.00%		$1,112,656,518

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,037,135,911; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$68,011,492
Gross unrealized depreciation	(4,375)
Net unrealized appreciation	$68,007,117

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of September 30, 2005:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation/
	Deliver	For		Dates	(Depreciation)
Australian Dollar	14,290,000	USD	10,853,326	11/25/2005	$(34,082)
Brazilian Real	32,450,000	USD	13,329,226	11/23/2005	(991,597)
British Pound	68,295,000	USD	123,461,295	11/25/2005	2,738,955
British Pound	8,045,000	USD	14,100,965	11/25/2005	(119,860)
Canadian Dollar	63,355,000	USD	52,273,234	11/25/2005	(2,395,310)
Euro	115,910,000	USD	142,504,397	11/25/2005	2,390,457
Euro	7,535,000	USD	9,082,312	11/25/2005	(26,121)
Japanese Yen	2,533,600,000	USD	23,611,410	11/25/2005	1,126,643
Korean Won	16,060,000,000	USD	15,794,650	11/23/2005	368,907
Mexican Peso	66,920,000	USD	6,164,901	11/25/2005	10,534
New Zealand Dollar	71,555,000	USD	50,180,291	11/25/2005	792,552
New Zealand Dollar	21,945,000	USD	14,979,667	11/25/2005	(166,918)
South African Rand	47,690,000	USD	6,996,772	11/25/2005	(470,294)
Swiss Franc	21,690,000	USD	17,551,035	11/25/2005	648,086
United States Dollar	34,144,680	AUD	46,220,000	11/25/2005	1,069,876
United States Dollar	9,039,350	SEK	69,850,000	11/25/2005	28,856
United States Dollar	65,568,815	SEK	491,490,000	11/25/2005	(1,761,623)
United States Dollar	33,860,828	SGD	56,110,000	11/25/2005	(581,652)
United States Dollar	4,594,012	THB	191,800,000	11/25/2005	65,138
United States Dollar	31,840,628	THB	1,294,760,000	11/25/2005	(388,695)
United States Dollar	27,442,940	TWD	879,100,000	11/23/2005	(864,336)
Total net unrealized appreciation on forward foreign currency contracts					$1,439,516

Currency Type Abbreviations

AUD	Australian Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Dynamic Alpha Fund — Schedule of Investments

September 30, 2005 (Unaudited)

FUTURES CONTRACTS

UBS Dynamic Alpha Fund had the following open futures contracts as of September 30, 2005:

				Unrealized
			Current	Appreciation/
	Expiration Date	Cost/Proceeds	Value	(Depreciation)
U.S. Treasury Notes Futures Buy Contracts:
10 Year U.S. Treasury Notes, 379 contracts	December 2005	$42,509,875	$41,660,391	$(849,484)
Index Futures Buy Contracts:
Amsterdam Exchanges Index, 432 contracts (EUR)	October 2005	41,253,222	42,037,061	783,839
IBEX 35 Index, 29 contracts (EUR)	October 2005	3,655,980	3,780,466	124,486
FTSE 100 Index, 702 contracts (GBP)	December 2005	66,922,251	68,112,455	1,190,204
Index Future Sale Contracts:
CAC 40 Euro Index, 603 contracts (EUR)	December 2005	32,677,260	33,478,670	(801,410)
DAX Index, 118 contracts (EUR)	December 2005	17,881,732	18,019,856	(138,124)
DJ Euro STOXX 50 Index, 1077 contracts (EUR)	December 2005	43,514,195	44,615,946	(1,101,751)
Hang Seng Index, 142 contracts (HKD)	October 2005	13,955,661	14,130,901	(175,240)
Long Gilt, 129 contracts (GBP)	December 2005	25,897,860	25,726,553	171,307
Nikkei 225 Index, 284 contracts (JPY)	December 2005	32,260,565	33,977,766	(1,717,201)
OMXS 30 Index, 844 contracts (SEK)	October 2005	9,561,902	9,794,464	(232,562)
Russell 2000 Index, 194 contracts	December 2005	66,284,950	65,193,700	1,091,250
S&P MIB Index, 44 contracts (EUR)	December 2005	9,105,996	9,232,048	(126,052)
S&P Toronto Stock Exchange 60 Index, 432 contracts (CAD)	December 2005	45,586,315	46,281,992	(695,677)
S&P 500 Index, 1063 contracts	December 2005	330,556,298	328,015,226	2,541,072
SPI 200 Index, 372 contracts (AUD)	December 2005	32,017,760	32,931,719	(913,959)
U.S. Long Bond, 456 contracts	December 2005	53,193,750	52,169,250	1,024,500
Interest Rate Future Sale Contracts:
Euro-Bund, 176 contracts (EUR)	December 2005	26,150,459	26,000,180	150,279
Japanese 10 Year Bond, 21 contracts (JPY)	December 2005	25,875,113	25,504,235	370,878
Total net unrealized appreciation on futures contracts				$696,355

The aggregate market value of cash collateral pledged to cover margin requirements for the open futures positions at September 30, 2005 was $48,681,871.

Currency Type Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

At September 30, 2005, UBS Dynamic Alpha Fund had outstanding interest rate swap agreements with the following terms:

	UBS Dynamic Alpha Fund
		Rate Type
			Payments	Payments
	Notional	Termination	made by the	received by		Unrealized
	Amount	Date	Fund	the Fund		Appreciation/Depreciation
CHF	45,000,000	05/09/15	2.3725%	0.8000	% +	$(632,526)
CHF	20,000,000	07/12/15	2.2250%	0.7700	% +	(71,373)
GBP	10,000,000	06/02/35	4.5150%	4.8400	% ++	(365,884)
GBP	2,000,000	07/06/35	4.4850%	4.5525	% ++	(47,501)
JPY	1,600,000,000	05/08/35	2.2513%	0.0658	% +++	428,433
JPY	675,000,000	07/12/35	2.2550%	0.0658	% +++	180,127
						$(508,724)

+ Rate based on 6 month LIBOR (Swiss BBA)

++ Rate based on 6 month LIBOR (GBP BBA)

+++ Rate based on 6 month LIBOR (JPY BBA)

CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
BBA	British Banking Association

Industry Diversification

As a Percent of Net Assets As of September 30, 2005 (Unaudited)
INVESTMENT COMPANIES	97.41%
SHORT-TERM INVESTMENTS	1.91
TOTAL INVESTMENT	99.32
CASH AND OTHER ASSETS, LESS LIABILITIES	0.68
NET ASSETS	100.00%

UBS U.S. Bond Fund

Schedule of Investments—September 30, 2005 (unaudited)

	Face
	Amount	Value
Bonds — 93.93%
U.S. Bonds — 92.95%
U.S. Corporate Bonds — 15.24%
Albertson’s, Inc. 8.000%, due 05/01/31	$110,000	$100,167
Alcoa, Inc. 6.000%, due 01/15/12	105,000	111,100
Allstate Corp. 7.200%, due 12/01/09	100,000	108,815
Altria Group, Inc. 7.750%, due 01/15/27	110,000	128,268
American Electric Power Co., Inc. 6.125%, due 05/15/06	72,000	72,700
American General Finance Corp. 5.375%, due 10/01/12	180,000	182,020
Anheuser-Busch Cos., Inc. 9.000%, due 12/01/09	280,000	325,745
AT&T Corp. 9.750%, due 11/15/31	175,000	221,594
AvalonBay Communities, Inc. REIT 7.500%, due 08/01/09	95,000	103,610
Avon Products, Inc. 7.150%, due 11/15/09	150,000	163,583
Bank of America Corp. 7.400%, due 01/15/11	440,000	491,376
Bank One Corp. 7.875%, due 08/01/10	345,000	389,693
BellSouth Corp. 6.550%, due 06/15/34	125,000	134,361
Boeing Capital Corp. 7.375%, due 09/27/10	150,000	167,345
Bombardier Capital, Inc., 144A 6.125%, due 06/29/06	300,000	300,375
Bristol-Myers Squibb Co. 5.750%, due 10/01/11	110,000	115,383
Burlington Northern Santa Fe Corp. 7.082%, due 05/13/29	200,000	238,541
C.S. First Boston USA, Inc. 3.875%, due 01/15/09	105,000	102,369
6.500%, due 01/15/12	180,000	194,910
Capital One Financial Corp. 5.500%, due 06/01/15	170,000	170,997
Caterpillar, Inc. 6.550%, due 05/01/11	55,000	59,898
Cendant Corp. 6.250%, due 01/15/08	180,000	184,326
Citigroup, Inc. 5.625%, due 08/27/12	975,000	1,013,516
Comcast Cable Communications, Inc. 6.750%, due 01/30/11	425,000	456,985
Computer Sciences Corp. 3.500%, due 04/15/08	165,000	160,196
ConAgra Foods, Inc. 6.750%, due 09/15/11	100,000	107,527
Coors Brewing Co. 6.375%, due 05/15/12	135,000	143,035
Countrywide Home Loans, Inc. 3.250%, due 05/21/08	215,000	206,955
DaimlerChrysler N.A. Holding Corp. 4.050%, due 06/04/08	530,000	517,574
Devon Financing Corp., ULC 6.875%, due 09/30/11	260,000	285,797
Dominion Resources, Inc. 5.950%, due 06/15/35	130,000	126,995
Dow Chemical Co. 6.125%, due 02/01/11	275,000	293,061
Duke Energy Field Services LLC 7.875%, due 08/16/10	155,000	174,272
EOP Operating LP REIT 7.250%, due 06/15/28	165,000	186,150
Erac U.S.A. Finance Co., 144A 8.000%, due 01/15/11	200,000	225,767
FirstEnergy Corp., Series B 6.450%, due 11/15/11	105,000	111,800
Ford Motor Credit Co. 5.800%, due 01/12/09	1,000,000	933,081
General Electric Capital Corp. 6.000%, due 06/15/12	1,145,000	1,218,768
6.750%, due 03/15/32	140,000	164,672
General Motors Acceptance Corp. 6.875%, due 09/15/11	550,000	500,287

	Face
	Amount	Value
Goldman Sachs Group, Inc. 6.875%, due 01/15/11	$500,000	$544,195
Harrah’s Operating Co., Inc. 7.500%, due 01/15/09	155,000	166,337
HSBC Finance Corp. 6.750%, due 05/15/11	295,000	320,848
ICI Wilmington, Inc. 4.375%, due 12/01/08	220,000	216,287
International Lease Finance Corp. 3.500%, due 04/01/09	300,000	286,037
International Paper Co. 6.750%, due 09/01/11	130,000	139,329
John Deere Capital Corp. 7.000%, due 03/15/12	145,000	161,809
JPMorgan Chase & Co. 6.750%, due 02/01/11	225,000	243,469
Kinder Morgan Energy Partners, LP 5.800%, due 03/15/35	145,000	139,269
Kraft Foods, Inc. 5.625%, due 11/01/11	320,000	330,630
Kroger Co. 7.500%, due 04/01/31	105,000	117,282
Lincoln National Corp. 6.200%, due 12/15/11	80,000	85,381
Lockheed Martin Corp. 8.500%, due 12/01/29	100,000	137,966
Marathon Oil Corp. 6.125%, due 03/15/12	120,000	128,103
Marsh & McLennan Cos., Inc. 6.250%, due 03/15/12	170,000	174,590
MBNA Corp. 7.500%, due 03/15/12	125,000	142,118
McKesson Corp. 7.750%, due 02/01/12	95,000	107,554
Metlife, Inc. 5.000%, due 11/24/13	145,000	144,197
Miller Brewing Co., 144A 5.500%, due 08/15/13	225,000	230,407
Morgan Stanley 6.750%, due 04/15/11	680,000	739,731
Motorola, Inc. 7.625%, due 11/15/10	17,000	19,240
New Cingular Wireless Services, Inc. 8.750%, due 03/01/31	130,000	175,474
Newell Rubbermaid, Inc. 4.000%, due 05/01/10	120,000	114,062
News America, Inc. 6.200%, due 12/15/34	65,000	65,098
Pacific Gas & Electric Co. 6.050%, due 03/01/34	130,000	135,251
PPL Energy Supply LLC. 6.400%, due 11/01/11	200,000	214,737
Progress Energy, Inc. 7.000%, due 10/30/31	145,000	161,123
Qwest Capital Funding, Inc. 7.900%, due 08/15/10	360,000	357,300
Rohm & Haas Co. 7.850%, due 07/15/29	50,000	64,917
Safeway, Inc. 7.250%, due 02/01/31	130,000	137,492
Sempra Energy 7.950%, due 03/01/10	100,000	111,054
Sprint Capital Corp. 8.750%, due 03/15/32	200,000	268,186
Time Warner, Inc. 7.625%, due 04/15/31	150,000	175,729
TXU Energy Co. LLC 7.000%, due 03/15/13	195,000	211,697
U.S. Bank N.A. 6.375%, due 08/01/11	240,000	258,578
Union Pacific Corp. 6.700%, due 12/01/06	235,000	240,636
UST, Inc. 6.625%, due 07/15/12	135,000	145,366
Valero Energy Corp. 7.500%, due 04/15/32	185,000	223,297
Verizon New York, Inc., Series B 7.375%, due 04/01/32	70,000	77,038
Viacom, Inc. 6.625%, due 05/15/11	120,000	127,640
Wachovia Bank N.A. 7.800%, due 08/18/10	345,000	391,512
Washington Mutual, Inc. 5.625%, due 01/15/07	575,000	582,190
Waste Management, Inc. 7.375%, due 08/01/10	100,000	109,966

	Face
	Amount	Value
Wells Fargo Bank N.A. 6.450%, due 02/01/11	$480,000	$516,570
Weyerhaeuser Co. 7.375%, due 03/15/32	90,000	101,810
Wyeth 5.500%, due 03/15/13	170,000	174,345
Xcel Energy, Inc. 7.000%, due 12/01/10	100,000	109,153
		20,718,614

Asset-Backed Securities — 5.11%
AmeriCredit Automobile Receivables Trust, 01-B, Class A4 5.370%, due 06/12/08	282,192	282,260
Capital One Multi-Asset Execution Trust, 03-A1, Class A1 † 4.158%, due 01/15/09	970,000	971,755
CenterPoint Energy Transition Bond Co., LLC, 01-1, Class A4 5.630%, due 09/15/15	310,000	323,314
Conseco Finance Corp., 01-D, Class M2 † 5.518%, due 11/15/32	865,558	849,035
Conseco Finance Securitizations Corp., 00-1, Class A4 7.620%, due 05/01/31	557,099	561,673
Conseco Finance Securitizations Corp., 00-2, Class A4 8.480%, due 12/01/30	256,032	260,591
Conseco Finance Securitizations Corp., 00-5, Class A4 7.470%, due 02/01/32	199,524	201,884
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A † 4.250%, due 12/25/32	63,427	63,740
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A † 4.170%, due 06/25/33	206,437	206,802
Green Tree Financial Corp., 94-5, Class A5 8.300%, due 11/15/19	144,893	151,448
Green Tree Financial Corp., 99-3, Class A5 6.160%, due 02/01/31	389,149	392,564
Providian Gateway Master Trust, 04-AA, Class C, 144A † 4.668%, due 03/15/11	190,000	191,478
Providian Gateway Master Trust, 04-AA, Class D, 144A † 5.618%, due 03/15/11	220,000	224,039
RAFC Asset-Backed Trust, 01-1, Class A3 (a) 5.115%, due 11/25/29	112,018	111,726
Sears Credit Account Master Trust, 01-1, Class A † 3.948%, due 02/15/10	970,000	969,942
Structured Asset Securities Corp., 03-AL2, Class A, 144A 3.357%, due 01/25/31	235,096	214,641
WFS Financial Owner Trust, 03-2, Class B 2.480%, due 12/20/10	978,674	967,259
		6,944,151

Commercial Mortgage-Backed Securities — 7.68%
Banc of America Commercial Mortgage, Inc., 02-PB2, Class C 6.349%, due 06/11/35	745,000	799,512
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2 7.780%, due 02/15/32	1,215,000	1,340,793
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2 7.320%, due 10/15/32	200,000	219,415
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A † 5.268%, due 11/15/13	123,864	123,824
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A † 4.366%, due 11/15/13	240,000	237,857
Commercial Mortgage Pass-Through Certificates, 04-HTL1, Class A2, 144A † 4.088%, due 07/15/16	325,000	325,207
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B 7.180%, due 11/10/33	850,000	928,305
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3 6.650%, due 11/18/29	326,042	336,140
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1 6.500%, due 05/15/31	274,413	278,532
Host Marriott Pool Trust, 99-HMTA, Class A, 144A 6.980%, due 08/03/15	216,795	226,027
Host Marriott Pool Trust, 99-HMTA, Class C, 144A 7.730%, due 08/03/15	360,000	391,079
Host Marriott Pool Trust, 99-HMTA, Class D, 144A 7.970%, due 08/03/15	220,000	237,006
Host Marriott Pool Trust, 99-HMTA, Class E, 144A 8.070%, due 08/03/15	220,000	233,594
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1 7.325%, due 07/15/31	57,320	57,813
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1 6.410%, due 06/15/31	282,113	284,721
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A 3.890%, due 05/28/40	847,938	829,787
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3 6.960%, due 11/21/28	162,290	164,528
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1 6.960%, due 10/15/33	158,077	164,208
PNC Mortgage Acceptance Corp., 00-C1, Class A2 7.610%, due 02/15/10	1,000,000	1,090,126

	Face
	Amount	Value
Prudential Mortgage Capital Funding LLC, 01-ROCK, Class A2 6.605%, due 05/10/34	$115,000	$124,053
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2 7.520%, due 12/18/09	1,250,000	1,365,167
TIAA Retail Commercial Trust, 01-C1A, Class A2, 144A 6.300%, due 06/19/21	665,347	685,646
		10,443,340

Mortgage & Agency Debt Securities — 42.20%
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1 7.500%, due 05/25/32	230,978	233,892
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1 6.500%, due 04/25/33	343,919	347,321
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1 6.000%, due 10/25/35 (b)	1,350,000	1,359,281
Countrywide Alternative Loan Trust, 04-J8, Class 2A1 7.000%, due 08/25/34	522,173	528,568
Federal Home Loan Mortgage Corp. 3.625%, due 09/15/08	745,000	728,822
3.875%, due 01/12/09	1,710,000	1,673,940
5.000%, due 01/30/14	155,000	153,797
5.750%, due 01/15/12	1,335,000	1,416,977
REMIC, 6.000%, due 06/15/11	1,225,000	1,312,610
Federal Home Loan Mortgage Corp., 1595, Class D 7.000%, due 10/15/13	198,964	204,082
Federal Home Loan Mortgage Corp. REMIC, 2148, Class ZA 6.000%, due 04/15/29	732,077	739,228
Federal Home Loan Mortgage Corp., 2297, Class NB 6.000%, due 03/15/16	460,000	473,874
Federal Home Loan Mortgage Corp. REMIC, 2426, Class GH 6.000%, due 08/15/30	449,503	454,881
Federal Home Loan Mortgage Corp., 2532, Class PD 5.500%, due 06/15/26	719,525	727,317
Federal Home Loan Mortgage Corp., Gold 5.500%, due 09/01/17	282,483	286,724
5.500%, due 01/01/18	522,193	530,033
5.500%, due 04/01/18	451,092	457,807
6.000%, due 12/01/17	422,446	434,215
6.000%, due 10/01/29	371,067	378,319
6.000%, due 01/01/32	1,369,641	1,394,345
6.000%, due 10/01/34	966,533	983,514
6.500%, due 06/01/29	76,096	78,497
6.500%, due 09/01/29	193,941	200,118
6.500%, due 11/01/29	482,763	498,332
6.500%, due 03/01/32	68,831	70,898
6.500%, due 11/01/32	67,657	69,643
7.000%, due 07/01/32	1,184,259	1,237,532
Federal National Mortgage Association 3.312%, due 09/01/33 †	57,582	57,721
4.283%, due 03/01/34 †	479,121	476,050
4.336%, due 06/01/33 †	123,550	122,807
4.363%, due 04/01/34 †	947,787	941,538
4.625%, due 06/01/10	1,335,000	1,321,280
4.946%, due 02/01/35 †	2,788,046	2,789,094
5.136%, due 05/01/35 †	1,671,879	1,685,579
5.500%, due 03/15/11	2,770,000	2,893,218
5.500%, due 12/01/17	1,346,564	1,366,840
5.500%, due 01/01/24	1,527,236	1,537,100
5.500%, due 02/01/24	1,284,900	1,292,617
5.500%, due 09/01/24	378,817	378,849
5.500%, due 03/01/33	1,420,195	1,420,900
5.500%, due 11/01/34	1,117,882	1,117,963
6.000%, due 06/01/16	1,234,805	1,270,390
6.000%, due 07/01/17	162,159	166,832
6.000%, due 06/01/23	258,501	264,498
6.000%, due 03/01/28	81,714	83,258
6.000%, due 03/01/29	94,585	96,373
6.000%, due 05/01/29	83,686	85,268
6.000%, due 07/01/29	331,505	338,214
6.000%, due 06/01/31	66,937	68,185
6.000%, due 01/01/33	584,869	594,796
6.000%, due 06/01/33	109,510	111,358
6.250%, due 02/01/11	1,370,000	1,464,057
6.500%, due 05/01/28	1,245,787	1,286,667
6.500%, due 08/01/29	557,761	575,909
6.500%, due 12/01/29	813,451	840,398
6.625%, due 09/15/09	1,260,000	1,354,024
7.000%, due 03/01/31	25,007	26,270
7.000%, due 11/01/31	129,675	135,744
7.000%, due 04/01/32	319,025	333,944
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1 7.500%, due 06/25/30	613,535	638,938
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 † 7.500%, due 06/19/30	81,183	85,139

	Face
	Amount	Value
Federal National Mortgage Association Grantor Trust REMIC, 01-T10, Class A2 7.500%, due 12/25/41	$66,499	$70,051
Federal National Mortgage Association Whole Loan, 95-W3, Class A 9.000%, due 04/25/25	9,047	9,786
Federal National Mortgage Association Whole Loan REMIC, 03-W6, Class 6A † 4.607%, due 08/25/42	263,090	266,737
Federal National Mortgage Association Whole Loan REMIC, 04-W12, Class 1A3 7.000%, due 07/25/44	752,094	776,720
Federal National Mortgage Association Whole Loan, 04-W15, Class 1A3 7.000%, due 08/25/44	764,327	795,027
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 † 5.335%, due 09/25/34	841,498	842,047
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1 † 4.100%, due 02/25/35	573,923	573,481
Government National Mortgage Association 4.125%, due 10/20/29 †	214,984	218,633
6.000%, due 12/20/28	107,542	109,975
6.000%, due 05/20/29	509,612	520,983
6.000%, due 07/15/29	325,866	334,153
6.000%, due 08/20/29	370,822	379,096
6.500%, due 10/15/24	390,486	407,215
6.500%, due 08/15/27	1,711	1,785
7.000%, due 07/15/25	9,042	9,546
7.000%, due 07/15/31	102,899	108,222
8.500%, due 12/15/17	213,238	231,945
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A 7.500%, due 06/19/32	170,367	178,210
GSR Mortgage Loan Trust, 05-4F, Class 3A1 6.500%, due 04/25/20	1,107,124	1,150,614
Indymac Index Mortgage Loan Trust, 05-AR3, Class B1 † 5.462%, due 04/25/35	1,424,086	1,421,861
Indymac Index Mortgage Loan Trust, 05-AR7, Class 7A1 † 5.419%, due 06/25/35	1,641,388	1,649,906
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (c) 1.000%, due 08/25/28	7,414,799	88,051
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A † 6.512%, due 09/25/34	684,844	700,895
Residential Asset Securitization Trust, 04-IP2, Class B1 † 5.455%, due 12/25/34	1,227,978	1,225,292
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1 † 4.940%, due 03/25/34	499,080	497,500
Structured Asset Securities Corp., 04-20, Class 4A1 6.000%, due 11/25/34	612,378	619,586
		57,383,702

U.S. Government Obligations — 22.72%
U.S. Treasury Bonds 6.250%, due 08/15/23	1,545,000	1,847,421
6.250%, due 05/15/30	1,220,000	1,514,850
8.750%, due 05/15/17	2,815,000	3,899,653
U.S. Treasury Inflation Indexed Bonds (TIPS) 2.000%, due 01/15/14	3,740,718	3,818,600
U.S. Treasury Notes 3.625%, due 04/30/07	12,210,000	12,106,972
3.625%, due 06/15/10	4,245,000	4,137,551
3.875%, due 07/31/07	3,365,000	3,347,125
4.750%, due 05/15/14	215,000	221,500
		30,893,672
Total U.S. Bonds		126,383,479

International Bonds — 0.98%
International Corporate Bonds — 0.50%
Canada — 0.13%
Bombardier, Inc., 144A 6.300%, due 05/01/14	125,000	110,625
Burlington Resources Finance Co. 6.680%, due 02/15/11	65,000	70,344
		180,969
France — 0.07%
France Telecom S.A. 8.500%, due 03/01/31	70,000	93,811

Luxembourg — 0.09%
Telecom Italia Capital S.A. 5.250%, due 11/15/13	120,000	119,149

United Kingdom — 0.21%
Abbey National PLC 7.950%, due 10/26/29	105,000	136,400
HSBC Holdings PLC 5.250%, due 12/12/12	65,000	65,904
Royal Bank of Scotland Group PLC 9.118%, due 03/31/10	70,000	81,383
		283,687

	Face
	Amount	Value
Total International Corporate Bonds		$677,616

Foreign Government Bond — 0.40%
Mexico — 0.40%
United Mexican States 8.125%, due 12/30/19	$450,000	545,625

Sovereign/Supranational Bonds — 0.08%
Pemex Project Funding Master Trust 8.000%, due 11/15/11	100,000	113,800

Total International Bonds		1,337,041

Total Bonds (cost $128,108,807)		127,720,520

Short-Term Investments — 5.30%
Federal National Mortgage Association, Discount Note 3.621%, due 11/30/05 @	5,500,000	5,467,391

	Shares
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.802%	1,741,156	1,741,156

Total Short-Term Investments (Cost $7,208,157)		7,208,547

Total Investments - 99.23% (Cost $135,316,964)		134,929,067

Cash and other assets, less liablities — 0.77%		1,051,605

Net Assets — 100.00%		135,980,672

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $135,316,964; and net unrealized depreciation consisted of:

Gross unrealized appreciation	1,112,517
Gross unrealized depreciation	(1,500,414)
Net unrealized depreciation	(387,897)

†                                          Reflects rate at September 30, 2005 on variable rate securities.  Maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2005 and reset periodically.

††                                    Interest Only Security. This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

@                                    Interest rate shown are the discount rates at date of purchase.

(a)                                  Step Bonds - Coupon rate increase in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(b)                                 Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized,  has not yet been issued.

(c)                                  Security is illiquid. This security amounted to $88,051 or 0.06% of net assets.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $5,236,111 or 3.85% of net assets.

GSMPS       Goldman Sachs Mortgage Passthrough Securities

REIT                     Real Estate Investment Trust

REMIC         Real Estate Mortgage Investment Conduit

TIPS                      Treasury Inflation Protected Securities

Industry Diversification

As a Percent of Net Assets As of September 30, 2005 (unaudited)
BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	0.09%
Automobiles	0.35
Beverages	0.38
Capital Markets	1.03
Chemicals	0.39
Commercial Banks	1.39
Commercial Services & Supplies	0.35
Communications Equipment	0.05
Consumer Finance	1.50
Diversified Financial Services	2.64
Diversified Telecommunication Services	0.82
Electric Utilities	0.79
Food & Staples Retailing	0.30
Food Products	0.35
Gas Utilities	0.16
Hotels, Restaurants & Leisure	0.17
Household Durables	0.08
Insurance	0.35
IT Services	0.11
Machinery	0.06
Media	0.62
Metals & Mining	0.10
Multi-Utilities	0.28
Oil & Gas	0.62
Paper & Forest Products	0.16
Personal Products	0.18
Pharmaceuticals	0.20
Real Estate	0.30
Road & Rail	0.48
Thrifts & Mortgage Finance	0.63
Tobacco	0.19
Wireless Telecommunication Services	0.12
Total U.S. Corporate Bonds	15.24
Asset-Backed Securities	5.11
Commercial Mortgage-Backed Securities	7.68
Mortgage & Agency Debt Securities	42.20
U.S. Government Obligation	22.72
Total U.S. Bonds	92.95
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Aerospace & Defense	0.07
Commercial Banks	0.19
Diversified Telecommunication Services	0.14
Oil & Gas	0.10
Total International Corporate Bonds	0.50
Foreign Government Bond	0.40
Sovereign/Supranational Bonds	0.08
Total International Bonds	0.98
TOTAL BONDS	93.93
SHORT-TERM INVESTMENTS	5.30
TOTAL INVESTMENTS	99.23
CASH AND OTHER ASSETS, LESS LIABILITIES	0.77
NET ASSETS	100.00%

UBS Absolute Return Bond Fund — Schedule of Investments

September 30, 2005 (Unaudited)

		Face
		Amount	Value
Bonds — 72.23%
U.S. Bonds — 37.84%
U.S. Corporate Bonds — 22.98%
AES Corp. 8.750%, due 06/15/08		$500,000	$528,750
AK Steel Corp. 7.875%, due 02/15/09		1,000,000	970,000
Albertson’s, Inc. 7.500%, due 02/15/11		575,000	564,651
Altria Group Inc 7.000%, due 11/04/13		850,000	930,378
American Cellular Corp., Series B 10.000%, due 08/01/11		750,000	817,500
American Express Credit Corp. 5.500%, due 09/24/07	GBP	1,075,000	1,929,676
American General Finance Corp. 5.375%, due 10/01/12		$575,000	581,451
Berkshire Hathaway Finance Corp. 4.125%, due 01/15/10		1,825,000	1,787,146
Block Communications, Inc. 9.250%, due 04/15/09		1,450,000	1,537,000
Boeing Capital Corp. 7.375%, due 09/27/10		1,550,000	1,729,236
Bombardier Capital, Inc., 144A 6.125%, due 06/29/06		975,000	976,219
Cendant Corp. 6.875%, due 08/15/06		1,175,000	1,196,835
Cincinnati Bell, Inc. 7.250%, due 07/15/13		250,000	265,625
Citigroup, Inc. 4.625%, due 11/14/07	EUR	2,280,000	2,863,975
5.625%, due 08/27/12		$1,150,000	1,195,430
Citizens Communications Co. 7.625%, due 08/15/08		575,000	605,187
CMS Energy Corp. 9.875%, due 10/15/07		750,000	815,625
Comcast Cable Communications, Inc. 6.750%, due 01/30/11		550,000	591,393
Countrywide Home Loans, Inc. 2.750%, due 06/12/06	EUR	225,000	271,627
3.250%, due 05/21/08		$1,225,000	1,179,164
CSC Holdings, Inc., Series B 8.125%, due 08/15/09		700,000	705,250
Dominion Resources, Inc., Series A 8.125%, due 06/15/10		525,000	591,806
Dow Chemical Co. 6.125%, due 02/01/11		1,675,000	1,785,011
Dynegy Holdings, Inc., 144A 10.125%, due 07/15/13		750,000	836,250
Edison Mission Energy 10.000%, due 08/15/08		1,000,000	1,107,500
FirstEnergy Corp., Series A 5.500%, due 11/15/06		975,000	983,243
Ford Motor Credit Co. 5.800%, due 01/12/09		350,000	326,578
General Electric Capital Corp. 4.375%, due 01/20/10	EUR	1,895,000	2,426,073
5.375%, due 03/15/07		$1,175,000	1,189,891
General Motors Acceptance Corp. 6.125%, due 02/01/07		475,000	472,208
Giant Industries, Inc. 11.000%, due 05/15/12		500,000	562,500
Houghton Mifflin Co. 8.250%, due 02/01/11		500,000	516,250
HSBC Finance Corp. 4.625%, due 12/28/06	GBP	130,000	229,793
7.875%, due 03/01/07		$1,725,000	1,800,695
International Lease Finance Corp. 3.300%, due 01/23/08		1,525,000	1,478,760

		Face
		Amount	Value
JPMorgan Chase & Co. 3.625%, due 05/01/08	$1,100,000		$1,074,016
Kraft Foods, Inc. 5.250%, due 06/01/07		1,175,000	1,186,967
Marsh & McLennan Cos., Inc. 6.250%, due 03/15/12		575,000	590,524
MCI, Inc. 6.908%, due 05/01/07		600,000	604,500
Morgan Stanley 5.300%, due 03/01/13		500,000	504,979
5.375%, due 11/14/13 (a)	GBP	500,000	905,434
Nevada Power Co. 10.875%, due 10/15/09		$325,000	359,125
Owens-Illinois, Inc. 7.350%, due 05/15/08		400,000	408,000
Qwest Services Corp. 13.500%, due 12/15/10		750,000	858,750
Reliant Energy, Inc. 9.250%, due 07/15/10		400,000	434,000
Safeway, Inc. 4.800%, due 07/16/07		600,000	599,047
SBC Communications, Inc. 5.875%, due 02/01/12		575,000	601,368
Time Warner, Inc. 6.150%, due 05/01/07		1,025,000	1,047,618
UST, Inc. 6.625%, due 07/15/12		1,650,000	1,776,692
Verizon Wireless Capital LLC 5.375%, due 12/15/06		2,350,000	2,372,807
Wal-Mart Stores, Inc. 4.750%, due 01/29/13	GBP	695,000	1,234,981
6.875%, due 08/10/09		$2,225,000	2,396,443
Washington Mutual, Inc. 5.625%, due 01/15/07		1,775,000	1,797,195
Wells Fargo & Co. 5.125%, due 02/15/07		1,200,000	1,206,985
Wyeth 5.500%, due 03/15/13		575,000	589,697
			56,897,804
Asset-Backed Securities — 3.37%
Ares X CLO Ltd., 05-1A, Class D2, 144A † 6.109%, due 09/18/17		500,000	497,500
First Franklin Mortgage Loan Asset Backed Certificates, 05-FFA, Class B4, 144A (a) 6.000%, due 03/25/25		1,000,000	830,000
First Franklin Mortgage Loan Asset Backed Certificates, 05-FFA, Class B5, 144A (a) 6.000%, due 03/25/25		1,000,000	790,631
Green Tree Financial Corp., 99-3, Class A6 6.500%, due 02/01/31		1,150,000	1,174,672
Hyundai Auto Receivables Trust, 05-A, Class D 4.450%, due 02/15/12		1,000,000	983,951
Metris Master Trust, 01-2, Class C, 144A † 5.696%, due 11/20/09		2,500,000	2,503,125
MMCA Automobile Trust, 02-1, Class C 6.200%, due 01/15/10		1,579,331	1,570,293
			8,350,172
Commercial Mortgage-Backed Securities — 1.56%
Banc of America Large Loan, 05-ESHA, Class J, 144A † 5.530%, due 07/14/08		1,250,000	1,250,000
Hilton Hotel Pool Trust, 00-HLTA, Class C, 144A 7.458%, due 10/03/15		1,000,000	1,090,783
Nomura Asset Securities Corp., 98-D6, Class B1, 144A 6.000%, due 03/15/30		1,472,000	1,528,224
			3,869,007
Mortgage and Agency Debt Securities — 9.93%
C.S. First Boston Mortgage Securities Corp., 05-8, Class 8A1 7.000%, due 09/25/35		1,029,661	1,064,565
Federal Home Loan Mortgage Corp. 2.375%, due 02/15/07		4,820,000	4,694,111
3.875%, due 01/12/09		2,375,000	2,324,916
5.000%, due 07/15/14		1,700,000	1,742,908
Federal National Mortgage Association 3.625%, due 03/15/07		4,600,000	4,552,390
5.250%, due 01/15/09		1,075,000	1,099,823

	Face
	Amount		Value
5.500%, due 03/15/11	$2,150,000		$2,245,638
6.000%, due 05/15/08	4,425,000		4,594,907
6.000%, due 05/15/11	1,050,000		1,123,323
6.250%, due 02/01/11	1,050,000		1,122,088
			24,564,669

Total U.S. Bonds			93,681,652

International Bonds — 34.39%
International Corporate Bonds — 27.07%
Australia — 0.60%
National Australia Bank Ltd. † 4.500%, due 06/23/16	EUR	1,155,000	1,489,262

Belgium — 0.13%
Societe Nationale de Chemins de Fer Belge Holding 5.000%, due 04/24/18	GBP	170,000	311,063

Canada — 0.74%
Abitibi-Consolidated Co. of Canada 6.950%, due 12/15/06	$500,000		507,500
Donohue Forest Products 7.625%, due 05/15/07	1,000,000		1,035,000
Nortel Networks Ltd. 6.125%, due 02/15/06	300,000		300,000
			1,842,500
France — 6.46%
Alstom 6.250%, due 03/03/10	EUR	100,000	127,956
BNP Paribas 5.250%, due 12/17/12	330,000		450,192
Compagnie de Financement Foncier 3.625%, due 01/28/08	4,660,000		5,761,343
Credit Lyonnais S.A. † 5.000%, due 11/15/12	765,000		967,958
Crown European Holdings S.A. 9.500%, due 03/01/11	$450,000		492,750
France Telecom S.A. 7.000%, due 03/14/08	EUR	1,275,000	1,683,026
7.250%, due 01/28/13	485,000		727,410
8.125%, due 01/28/33	570,000		1,061,000
GIE Suez Alliance 5.750%, due 06/24/23	200,000		289,091
Groupe Auchan S.A. 4.125%, due 05/04/11	195,000		246,220
Societe Generale 5.625%, due 02/13/12	1,570,000		2,164,751
Societe Television Francaise 1 4.375%, due 11/12/10	560,000		714,618
Total Capital S.A. 3.750%, due 02/11/10	370,000		463,731
Veolia Environnement 5.375%, due 05/28/18	615,000		853,236
			16,003,282
Germany — 7.45%
DEPFA Deutsche Pfandbriefbank AG 4.750%, due 07/16/07	EUR	3,180,000	3,986,808
Gerresheimer Holdings GmBH 7.875%, due 03/01/15	400,000		489,494
Hypothekenbank in Essen AG 5.500%, due 02/20/07	1,595,000		2,003,755
Kreditanstalt fuer Wiederaufbau 3.250%, due 04/25/08	4,400,000		5,399,727
5.375%, due 12/07/07	GBP	740,000	1,335,656
5.550%, due 06/07/21	600,000		1,175,231
Landwirtschaftliche Rentenbank 0.650%, due 09/30/08	JPY	456,000,000	4,056,308
			18,446,979
Ireland — 1.21%
Anglo Irish Bank Corp. PLC 5.000%, due 12/12/07	GBP	795,000	1,417,020
Eircom Funding 8.250%, due 08/15/13	EUR	380,000	521,142
Fleet Street Finance One PLC † 4.936%, due 07/20/14	GBP	600,000	1,061,460
			2,999,622

	Face
	Amount		Value
Italy — 0.37%
ENI SpA 6.125%, due 06/09/10	EUR	670,000	$923,748

Luxembourg — 1.16%
SGL Carbon Luxembourg S.A. 8.500%, due 02/01/12	EUR	100,000	131,416
Telecom Italia Finance S.A. 5.875%, due 01/24/08	1,630,000		2,102,641
7.250%, due 04/20/11	450,000		646,468
			2,880,525
Netherlands — 3.04%
Bank Nederlandse Gemeenten NV 2.875%, due 05/15/07	EUR	420,000	510,447
Cimpor Financial Operations BV 4.500%, due 05/27/11	110,000		138,607
Clondalkin Industries BV 8.000%, due 03/15/14	100,000		129,758
Deutsche Telekom International Finance BV 8.125%, due 05/29/12	300,000		463,510
Fixed-Link Finance BV † 5.750%, due 02/02/09	800,000		1,013,904
RWE Finance BV 4.625%, due 08/17/10	GBP	600,000	1,058,444
4.625%, due 07/23/14	EUR	225,000	296,940
5.375%, due 04/18/08	770,000		989,870
Siemens Financieringsmaatschappij NV 5.500%, due 03/12/07	2,320,000		2,915,921
			7,517,401
Norway — 0.57%
Petroleum Geo-Services ASA 10.000%, due 11/05/10	$1,250,000		1,400,000

Sweden — 0.15%
Svenska Handelsbanken AB † 6.125%, due 12/04/48	GBP	195,000	359,325

United Kingdom — 5.19%
Alliance & Leicester PLC 4.250%, due 12/30/08	GBP	600,000	1,049,331
Anglian Water Services Financing PLC 4.625%, due 10/07/13	EUR	225,000	294,058
Aviva PLC † 5.250%, due 10/02/23	250,000		335,636
BAA PLC 7.875%, due 02/10/07	GBP	125,000	230,465
Bank of Scotland 6.375%, due 08/16/19	845,000		1,694,940
National Grid Electricity Transmission PLC 4.750%, due 12/10/10	590,000		1,046,529
NGG Finance PLC 5.250%, due 08/23/06	EUR	215,000	265,432
Ono Finance PLC † 10.634%, due 05/15/14	450,000		561,532
Pearson PLC 6.125%, due 02/01/07	1,785,000		2,249,863
Royal Bank of Scotland PLC 5.000%, due 12/20/07	GBP	1,215,000	2,170,235
Tesco PLC 4.750%, due 04/13/10	EUR	615,000	797,887
6.625%, due 10/12/10	GBP	230,000	443,632
United Utilities Water PLC 6.625%, due 11/08/07	EUR	1,105,000	1,439,729
Vodafone Group PLC 5.750%, due 10/27/06	215,000		268,116
			12,847,385
Total International Corporate Bonds			67,021,092

International Asset-Backed Securities — 0.83%
Cayman Islands — 0.69%
Black Diamond CLO Ltd., 05-2A, Class E1 8.500%, due 01/07/18	$250,000		250,000
Black Diamond CLO Ltd., 05-2A, Class D 5.800%, due 01/07/18	300,000		300,000
Gresham Street CDO Funding, 03-1X, Class D † 6.997%, due 11/07/33	100,000		105,000
Herald Ltd. † 7.374%, due 09/16/45	300,000		300,000

	Face
	Amount		Value
Madison Avenue CDO Ltd. † 4.570%, due 03/24/14	$756,821		$742,441
			1,042,441
United Kingdom — 0.14%
Granite Master Issuer PLC, 05-1, Class A5 † 2.226%, due 12/20/54	EUR	290,000	349,632
Total International Asset-Backed Securities			2,047,073

Foreign Government Bonds — 6.05%
Argentina — 1.77%
Republic of Argentina 0.000%, due 12/31/33 @	ARS	4,400,000	1,970,318
4.005%, due 08/03/12 †		$3,000,000	2,407,500
			4,377,818
Brazil — 1.94%
Federal Republic of Brazil 12.000%, due 04/15/10		$1,900,000	2,326,550
Federal Republic of Brazil, DCB † 4.313%, due 04/15/12	2,511,797		2,472,550
			4,799,100
Russia — 0.98%
Russian Federation 5.000%, due 03/31/30 (a)		$2,110,000	2,421,225

Spain — 0.42%
Government of Spain 3.100%, due 09/20/06	JPY	115,000,000	1,044,086

Sweden — 0.78%
Government of Sweden 6.500%, due 05/05/08	SEK	13,500,000	1,925,216

Turkey — 0.16%
Republic of Turkey 9.000%, due 06/30/11		$350,000	402,938

Total Foreign Government Bonds			14,970,383

Sovereign/SupraNational Bonds — 0.44%
European Investment Bank 6.250%, due 04/15/14	GBP	550,000	1,087,774

Total International Bonds			85,126,322
Total Bonds (Cost $180,893,866)			178,807,974

	Shares
Investment Companies — 23.50%
UBS U.S. Cash Management Prime Relationship Fund	18,072,461	18,072,461
UBS U.S. Securitized Mortgage Relationship Fund	3,372,815	40,103,778

Total Investment Companies (Cost $58,072,461)		58,176,239

	Face
	Amount
Short-Term Investments — 0.32%
U.S. Government Obligations — 0.32%
U.S. Treasury Bills, yield of 3.38%, due 01/05/06 (b) (Cost $802,771)	$810,000	802,682
Total Investments
(Cost $239,769,098) — 96.05%		237,786,895
Cash and other assets, less liabilities — 3.95%		9,768,682
Net Assets — 100.00%		$247,555,577

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $239,769,098; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$731,115
Gross unrealized depreciation	(2,713,318)
Net unrealized depreciation	$(1,982,203)

†                                          Variable rate security — Reflects rate at September 30, 2005 on variable rate securities.  Maturity dates reflect earlier of reset date or stated maturity date.  The interest rates shown are the current rates as of September 30, 2005 and reset periodically.

@                                    Reflects annualized yield at September 30, 2005 on zero coupon bond.

(a)                                  Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(b)                                 The security was pledged to cover margin requirements for future contracts.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $10,302,732 or 4.16% of net assets.

ARS                       Argentine Peso

CDO                      Collateralized Debt Obligations

CLO                        Collateralized Loan Obligations

EUR                        Euro

GBP                         British Pound

JPY                            Japanese Yen

SEK                         Swedish Krona

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of September 30, 2005:

	Contracts to	In Exchange		Maturity	Unrealized
	Deliver	For		Dates	Appreciation
British Pounds	11,070,000	USD	20,318,432	12/13/2005	$2,431,945
Euro	47,950,000	USD	60,452,243	12/13/2005	200,229
Japanese Yen	644,500,000	USD	5,931,891	12/13/2005	753,313
Total net unrealized appreciation on forward foreign currency contracts					$3,385,487

Currency Type Abbreviations

USD                       United States Dollar

FUTURES CONTRACTS

UBS Absolute Return Bond Fund had the following open futures contracts as of September 30, 2005:

			Current	Unrealized
	Expiration Date	Proceeds	Value	Appreciation
U.S. Treasury Notes Futures Sale Contracts:
2 Year U.S. Treasury Notes, 257 contracts	December 2005	$53,031,356	$52,913,891	$117,465
5 Year U.S. Treasury Notes, 440 contracts	December 2005	47,381,131	47,018,125	363,006
10 Year U.S. Treasury Notes, 96 contracts	December 2005	10,650,790	10,552,500	98,290
Index Future Sale Contracts:
Japanese 10 Year Bond, 6 contracts (JPY)	December 2005	7,390,227	7,286,924	103,303
Long Gilt, 115 contracts (GBP)	December 2005	23,085,449	22,934,524	150,925
U.S. Long Bond, 110 contracts	December 2005	12,808,795	12,584,688	224,107
Interest Rate Futures Sale Contracts:
EURO BUND, 45 contracts (EUR)	December 2005	6,682,125	6,647,773	34,352
EURO-BOBL, 124 contracts (EUR)	December 2005	17,155,351	17,043,068	112,283
EURO-SCHATZ, 147 contracts (EUR)	December 2005	18,894,855	18,813,909	80,946
Total net unrealized appreciation on futures contracts				$1,284,677

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2005 was $802,682.

Currency Type Abbreviations

EUR        Euro

GBP        British Pound

JPY         Japanese Yen

Industry Diversification

As a Percent of Net Assets As of September 30, 2005 (Unaudited)
U.S. BONDS
U.S. CORPORATE BONDS
Automobiles	0.19%
Capital Markets	0.21
Chemicals	0.74
Commercial Banks	0.56
Commercial Services & Supplies	0.48
Consumer Finance	2.65
Containers & Packaging	0.17
Diversified Financial Services	4.75
Diversified Telecommunication Services	2.14
Electric Utilities	1.53
Energy Equipment & Services	0.34
Food & Staples Retailing	1.54
Food Products	0.52
Insurance	0.96
Media	1.78
Metals & Mining	0.39
Multi-Utilities & Unregulated Power	0.42
Multiline Retail	0.50
Oil & Gas	0.23
Pharmaceuticals	0.24
Thrifts & Mortgage Finance	1.20
Tobacco	1.09
Wireless Telecommunication Services	0.35
Total U.S. Corporate Bonds	22.98
Asset-Backed Securities	3.37
Commercial Mortgage-Backed Securities	1.56
Mortgage-Backed Securities	9.93
Total U.S. Bonds	37.84
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Chemicals	0.05
Commercial Banks	14.18
Communications Equipment	0.55
Construction & Engineering	0.09
Containers & Packaging	0.40
Diversified Financial Services	1.50
Diversified Telecommunication Services	2.56
Electric Utilities	0.81
Energy Equipment & Services	0.57
Food & Staples Retailing	0.60
Industrial Conglomerates	1.15
Insurance	0.14
Machinery	0.05
Media	1.42
Multi-Utilities & Unregulated Power	1.23
Oil & Gas	0.52
Paper & Forest Products	0.59
Road & Rail	0.11
Water Utilities	0.46
Wireless Telecommunication Services	0.09
Total International Corporate Bonds	27.07
International Asset-Backed Securities	0.83
Foreign Government Bonds	6.05
Sovereign/SupraNational Bonds	0.44
Total International Bonds	34.39
TOTAL BONDS	72.23
INVESTMENT COMPANY	23.50
SHORT-TERM INVESTMENTS	0.32
TOTAL INVESTMENTS	96.05
CASH AND OTHER ASSETS, LESS LIABILITIES	3.95
NET ASSETS	100.00%

UBS High Yield Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value
Bonds — 96.82%
U.S. Bonds — 85.84%
U.S. Corporate Bonds — 85.84%
AAC Group Holding Corp., 144A (a) 0.000%, due 10/01/12	$1,450,000	$1,044,000
ACCO Brands Corp., 144A 7.625%, due 08/15/15	525,000	519,750
Activant Solutions, Inc. 10.500%, due 06/15/11	1,000,000	1,045,000
Advanced Accessory Systems LLC 10.750%, due 06/15/11	500,000	428,750
Advanstar Communications, Inc. 10.750%, due 08/15/10	750,000	838,125
Aearo Co. I 8.250%, due 04/15/12	1,100,000	1,100,000
Ahern Rentals, Inc., 144A 9.250%, due 08/15/13	750,000	766,875
AK Steel Corp. 7.750%, due 06/15/12	1,600,000	1,476,000
American Airlines, Inc. 8.608%, due 04/01/11	1,375,000	1,286,887
American Cellular Corp. 10.000%, due 08/01/11	1,250,000	1,362,500
American Rock Salt Co. LLC 9.500%, due 03/15/14	900,000	915,750
Ameripath, Inc. 10.500%, due 04/01/13	675,000	702,000
AmeriQual Group LLC, 144A 9.000%, due 04/01/12	750,000	780,000
Amscan Holdings, Inc. 8.750%, due 05/01/14	750,000	656,250
Armor Holdings, Inc. 8.250%, due 08/15/13	500,000	538,750
AT&T Corp. 9.750%, due 11/15/31	725,000	918,031
BE Aerospace, Inc., Series B 8.875%, due 05/01/11	300,000	315,000
Berry Plastics Corp. 10.750%, due 07/15/12	1,000,000	1,075,000
Block Communications, Inc. 9.250%, due 04/15/09	500,000	530,000
Brookstone Co., Inc., 144A 12.000%, due 10/15/12	550,000	544,500
Buckeye Technologies, Inc. 8.000%, due 10/15/10	750,000	712,500
Buffets, Inc. 11.250%, due 07/15/10	725,000	728,625
Cadmus Communications Corp. 8.375%, due 06/15/14	500,000	516,250
Carriage Services, Inc. 7.875%, due 01/15/15	400,000	414,000
CCH I LLC, 144A 11.000%, due 10/01/15	644,000	627,900
Cellu Tissue Holdings, Inc. 9.750%, due 03/15/10	1,300,000	1,303,250
Century Aluminum Co. 7.500%, due 08/15/14	350,000	360,500
Charter Communications Holdings LLC 10.000%, due 04/01/09	62	53
Charter Communications Operating LLC, 144A 8.000%, due 04/30/12	1,150,000	1,158,625
Chukchansi Economic Development Authority, 144A 14.500%, due 06/15/09	500,000	602,500
Cincinnati Bell, Inc. 8.375%, due 01/15/14	1,000,000	985,000
Circus & Eldorado Joint Venture Corp. 10.125%, due 03/01/12	650,000	679,250

	Face
	Amount	Value
Clayton Williams Energy, Inc., 144A 7.750%, due 08/01/13	$750,000	$733,125
Collins & Aikman Floor Cover, Series B 9.750%, due 02/15/10	400,000	386,000
Comstock Resources, Inc. 6.875%, due 03/01/12	500,000	503,750
Constar International, Inc. 11.000%, due 12/01/12	850,000	535,500
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14	750,000	630,000
Crown Cork & Seal Co., Inc. 8.000%, due 04/15/23	1,575,000	1,549,406
CSC Holdings, Inc., Series B 7.625%, due 04/01/11	1,050,000	1,031,625
8.125%, due 08/15/09	1,175,000	1,183,812
Da-Lite Screen Co., Inc. 9.500%, due 05/15/11	1,150,000	1,213,250
Dobson Cellular Systems 9.875%, due 11/01/12	350,000	383,250
Dobson Communications Corp. 10.875%, due 07/01/10	900,000	950,625
DRS Technologies, Inc. 6.875%, due 11/01/13	900,000	868,500
Dura Operating Corp., Series B 8.625%, due 04/15/12	550,000	489,500
Dura Operating Corp., Series D 9.000%, due 05/01/09	530,000	368,350
Dynegy Holdings, Inc. 7.125%, due 05/15/18	1,100,000	1,017,500
Edison Mission Energy 10.000%, due 08/15/08	500,000	553,750
Energy Partners Ltd. 8.750%, due 08/01/10	750,000	783,750
Equinox Holdings, Inc. 9.000%, due 12/15/09	750,000	769,688
FastenTech, Inc. 11.500%, due 05/01/11	1,000,000	1,036,250
Ford Motor Credit Co. 7.375%, due 10/28/09	1,000,000	965,947
FTI Consulting, Inc., 144A 7.625%, due 06/15/13	475,000	484,500
General Motors Acceptance Corp. 7.250%, due 03/02/11	850,000	790,402
Georgia-Pacific Corp. 8.875%, due 05/15/31	615,000	727,343
Giant Industries, Inc. 11.000%, due 05/15/12	845,000	950,625
Gregg Appliances, Inc., 144A 9.000%, due 02/01/13	875,000	822,500
GSC Holdings Corp., 144A 8.000%, due 10/01/12	450,000	447,750
Gulfmark Offshore, Inc. 7.750%, due 07/15/14	1,500,000	1,593,750
Herbst Gaming, Inc. 8.125%, due 06/01/12	225,000	235,125
Hercules, Inc. 6.500%, due 06/30/29	825,000	645,563
Houghton Mifflin Co. (a) 0.000%, due 10/15/13	1,225,000	924,875
Hydrochem Industrial Services, 144A 9.250%, due 02/15/13	450,000	419,063
Insight Communications Co., Inc. (a) 0.000%, due 02/15/11	1,000,000	1,020,000
Interface, Inc. 10.375%, due 02/01/10	1,000,000	1,080,000
Jacobs Entertainment Co. 11.875%, due 02/01/09	505,000	539,088
Jafra Cosmetics International, Inc. 10.750%, due 05/15/11	489,000	542,790
Kansas City Southern Railway Co. 7.500%, due 06/15/09	750,000	785,625
Land O’ Lakes, Inc. 8.750%, due 11/15/11	825,000	864,187
Landry’s Restaurants, Inc., Series B 7.500%, due 12/15/14	850,000	807,500

	Face
	Amount	Value
Le-Natures, Inc., 144A 10.000%, due 06/15/13	$1,750,000	$1,890,000
Levi Strauss & Co. 12.250%, due 12/15/12	925,000	1,022,125
LIN Television Corp., 144A 6.500%, due 05/15/13	600,000	568,500
Mediacom LLC 9.500%, due 01/15/13	1,015,000	1,007,387
Midwest Generation LLC 8.750%, due 05/01/34	750,000	835,312
MTR Gaming Group, Inc. 9.750%, due 04/01/10	750,000	810,000
Nexstar Finance Holdings LLC (a) 0.000%, due 04/01/13	675,000	499,500
Nexstar Finance, Inc. 7.000%, due 01/15/14	250,000	225,000
Omnova Solutions, Inc. 11.250%, due 06/01/10	750,000	802,500
Owens-Illinois, Inc. 7.800%, due 05/15/18	1,200,000	1,206,000
Pantry, Inc. 7.750%, due 02/15/14	575,000	575,000
Pathmark Stores, Inc. 8.750%, due 02/01/12	750,000	721,875
Perry Ellis International, Inc., Series B 9.500%, due 03/15/09	1,000,000	1,040,000
Pinnacle Foods Holding Corp. 8.250%, due 12/01/13	750,000	708,750
Pliant Corp. 11.125%, due 09/01/09	750,000	645,000
Pogo Producing Co., 144A 6.875%, due 10/01/17	350,000	354,813
Port Townsend Paper Corp., 144A 12.000%, due 04/15/11	1,000,000	745,000
Premier Graphics, Inc. (b)(c)(d) 11.500%, due 12/01/05	4,250,000	0
Prestige Brands, Inc. 9.250%, due 04/15/12	750,000	768,750
Psychiatric Solutions, Inc., 144A 7.750%, due 07/15/15	750,000	774,375
Qwest Communications International, Inc. 7.250%, due 02/15/11	1,000,000	973,750
Qwest Corp. 7.875%, due 09/01/11	850,000	886,125
8.875%, due 03/15/12	550,000	600,875
Rafaella Apparel Group, Inc., 144A 11.250%, due 06/15/11	550,000	536,250
Reliant Energy, Inc. 9.250%, due 07/15/10	600,000	651,000
Resolution Performance Products, Inc. 13.500%, due 11/15/10	750,000	796,875
Riddell Bell Holdings, Inc. 8.375%, due 10/01/12	1,250,000	1,231,250
River Rock Entertainment Authority 9.750%, due 11/01/11	750,000	832,500
Rockwood Specialties Group, Inc. 10.625%, due 05/15/11	583,000	635,470
San Pasqual Casino, 144A 8.000%, due 09/15/13	600,000	603,750
Sbarro, Inc. 11.000%, due 09/15/09	680,000	676,600
Select Medical Corp. 7.625%, due 02/01/15	1,175,000	1,125,062
Seneca Gaming Corp. 7.250%, due 05/01/12	750,000	768,750
Sequa Corp. 9.000%, due 08/01/09	850,000	901,000
Sheridan Group, Inc. 10.250%, due 08/15/11	500,000	520,000
Sirius Satellite Radio, Inc., 144A 9.625%, due 08/01/13	475,000	456,000
Solo Cup Co. 8.500%, due 02/15/14	500,000	442,500
Stanadyne Corp. 10.000%, due 08/15/14	1,000,000	990,000

	Face
	Amount	Value
Stone Energy Corp. 6.750%, due 12/15/14	$1,000,000	$982,500
Suncom Wireless, Inc. 9.375%, due 02/01/11	400,000	328,000
Technical Olympic USA, Inc. 7.500%, due 01/15/15	1,250,000	1,131,250
Tenet Healthcare Corp., 144A 9.250%, due 02/01/15	450,000	454,500
Terra Capital, Inc. 11.500%, due 06/01/10	237,000	271,365
12.875%, due 10/15/08	925,000	1,091,500
The Restaurant Co., 144A 10.000%, due 10/01/13	525,000	504,000
Tommy Hilfiger USA, Inc. 6.850%, due 06/01/08	500,000	502,500
Unisys Corp. 8.000%, due 10/15/12	650,000	638,625
Universal Hospital Services, Inc. 10.125%, due 11/01/11	600,000	615,000
Valor Telecommunications Enterprises LLC 7.750%, due 02/15/15	1,025,000	994,250
Vertis, Inc., Series B 10.875%, due 06/15/09	1,300,000	1,277,250
Wheeling Island Gaming, Inc. 10.125%, due 12/15/09	1,275,000	1,338,750
Whiting Petroleum Corp. 7.250%, due 05/01/12	1,150,000	1,170,125
Wolverine Tube, Inc., 144A 7.375%, due 08/01/08	600,000	516,000
Wornick Co. 10.875%, due 07/15/11	250,000	256,875
Wynn Las Vegas Capital Corp. 6.625%, due 12/01/14	375,000	358,594
Xerox Capital Trust I 8.000%, due 02/01/27	750,000	778,125
Zeus Special Subsidiary Ltd., 144A (a) 0.000%, due 02/01/15	1,300,000	858,000

Total U.S. Bonds		97,460,738

International Bonds — 10.98%
International Corporate Bonds — 10.98%
Canada — 7.02%
Ainsworth Lumber Co., Ltd. 7.250%, due 10/01/12	$500,000	470,000
Calpine Canada Energy Finance ULC 8.500%, due 05/01/08	1,350,000	806,625
Donohue Forest Products 7.625%, due 05/15/07	1,000,000	1,035,000
General Motors Nova Scotia Finance Co. 6.850%, due 10/15/08	1,600,000	1,498,757
Jean Coutu Group, Inc. 8.500%, due 08/01/14	1,250,000	1,243,750
MAAX Corp. 9.750%, due 06/15/12	750,000	652,500
Maax Holdings, Inc., 144A (a) 0.000%, due 12/15/12	500,000	210,000
Methanex Corp. 8.750%, due 08/15/12	1,000,000	1,141,250
Millar Western Forest Products Ltd. 7.750%, due 11/15/13	800,000	682,000
Tembec Industries, Inc. 7.750%, due 03/15/12	100,000	63,500
8.500%, due 02/01/11	250,000	163,125
		7,966,507
Cayman Islands — 0.48%
Bluewater Finance Ltd. 10.250%, due 02/15/12	$500,000	542,500

France — 0.97%
Compagnie Generale de Geophysique S.A., 144A 7.500%, due 05/15/15	$300,000	312,000
Rhodia S.A. 10.250%, due 06/01/10	750,000	793,125
		1,105,125

	Face
	Amount	Value
Luxembourg — 0.64%
Nell AF SARL, 144A 8.375%, due 08/15/15	$750,000	$733,125

Norway — 1.36%
Petroleum Geo-Services ASA 10.000%, due 11/05/10	$1,375,000	1,540,000

Sweden — 0.51%
Stena AB 7.000%, due 12/01/16	$100,000	92,500
7.500%, due 11/01/13	500,000	486,250
		578,750
Total International Bonds		12,466,007
Total Bonds (Cost $114,749,117)		109,926,745

	Shares
Equities — 0.00%
U.S. Equities — 0.00%
Aerospace & Defense — 0.00%
Sabreliner Corp. (b)(c)(e)	8,400	0

Hotels, Restaurants & Leisure — 0.00%
American Restaurant Group, Inc. (b)(c)(e)	972	0

Warrants — 0.00% (b)(e)
Dayton Superior Corp., 144A, expires 06/15/09 (f)	225	2
Knology, Inc., 144A, expires 10/15/07 (c)(f)	16,995	0
Pathnet, Inc., expiring 04/15/08 (c)	6,275	0
Pliant Corp., 144A, expires 06/01/10 (c)(f)	160	2
		4
Total Equities (Cost $153,010)		4

Short-Term Investment — 1.00%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, yield of 3.80% (Cost $1,135,599)	1,135,599	1,135,599

Total Investments
(Cost $116,037,726) — 97.82%		111,062,348
Cash and other assets, less liabilities — 2.18%		2,480,167
Net Assets — 100.00%		$113,542,515

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $116,037,726; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,488,141
Gross unrealized depreciation	(7,463,519)
Net unrealized depreciation	$(4,975,378)

(a)                                  Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(b)                                 Security is illiquid. These securities amounted to $4 or 0.00% of net assets.

(c)                                  Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2005, the value of these securities amounted to $2 or 0.00% of net assets.

(d)                                 Security is in default.

(e)                                  Non-income producing security.

(f)                                    Represents a restricted security.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $18,467,405 or 16.26% of net assets.

RESTRICTED SECURITIES

			Acquisition
			Cost		Market Value
	Acquisition	Acquisition	Percentage of	Market	Percentage of
Security	Date	Cost	Net Assets	Value	Net Assets

Dayton Superior Corp., expires 06/15/09 144A	08/07/00	$0	0.00%	$2	0.00%
Knology, Inc., expires 10/15/07 144A	06/08/98	0	0.00	0	0.00
Pliant Corp., expires 06/01/10 144A	10/20/00	0	0.00	2	0.00

Industry Diversification

As a Percent of Net Assets As of September 30, 2005 (Unaudited)
BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	2.31%
Airlines	1.13
Auto Components	2.56
Automobiles	0.85
Beverages	1.66
Chemicals	3.74
Commercial Services & Supplies	2.16
Construction & Engineering	0.68
Consumer Finance	0.70
Containers & Packaging	5.46
Distributors	0.48
Diversified Telecommunication Services	4.72
Electric Utilities	1.22
Energy Equipment & Services	0.90
Food & Staples Retailing	1.14
Food Products	1.61
Gaming	0.53
Health Care Equipment & Supplies	0.54
Health Care Providers & Services	3.06
Hotels, Restaurants & Leisure	9.19
Household Durables	3.02
Household Products	1.98
Internet & Catalog Retail	0.48
IT Services	0.56
Leisure Equipment & Products	2.00
Machinery	1.37
Media	9.99
Metals & Mining	2.43
Multi-Utilities & Unregulated Power	0.57
Office Electronics	0.69
Oil & Gas	4.82
Paper & Forest Products	2.42
Personal Products	0.97
Road & Rail	0.69
Software	0.92
Specialty Retail	0.39
Textiles, Apparel & Luxury Goods	3.07
Transportation Infrastructure	1.40
Wireless Telecommunication Services	3.43
Total U.S. Corporate Bonds	85.84
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Automobiles	1.32
Chemicals	2.35
Energy Equipment & Services	2.11
Food & Staples Retailing	1.10
Household Durables	0.76
Multi-Utilities & Unregulated Power	0.71
Paper & Forest Products	2.12
Transportation Infrastructure	0.51
Total International Corporate Bonds	10.98
TOTAL BONDS	96.82
SHORT-TERM INVESTMENT	1.00
TOTAL INVESTMENTS	97.82
CASH AND OTHER ASSETS, LESS LIABILITIES	2.18
NET ASSETS	100.00%

1) Investment Valuation

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Factors that are considered in making this determination include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Funds may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2) Interest Rate Swap Agreements

The Funds may enter into interest rate swap agreements to protect it from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap agreements to comply with the terms of the agreements. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds. Therefore, the Funds would consider the creditworthiness of the counterparty to a swap agreements in evaluating potential credit risk.

The Funds accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation on swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, and/or the swap agreements are terminated, the net amount is recorded as realized gain/loss on swaps on the Statement of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps on the Statements of Assets and Liabilities.

3) Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global AM (“the Advisor”). Investments in affiliated investment companies for the year ended September 30, 2005 were as follows:

	UBS Global Allocation Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Value
UBS Small Cap Equity Relationship Fund	—	—	—	$4,187,337	$88,128,329
UBS High Yield Relationship Fund	—	$30,000,000	$2,433,501	(1,538,817)	30,358,758
UBS Emerging Markets Equity Relationship Fund	—	90,000,000	28,886,951	(8,466,564)	104,579,516

UBS Global Bond Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Value
UBS U.S. Securitized Mortgage Relationship Fund	$500,000	—	—	$11,736	$13,065,789

	UBS Dynamic Alpha Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Value
UBS Emerging Markets Equity Relationship Fund	$14,610,000	—	—	$16,319,026	$109,410,715
UBS International Equity Relationship Fund	78,650,000	—	—	19,654,383	302,022,835
UBS U.S. Large Cap Equity Relationship Fund	144,450,000	$100,000,000	$403,532	13,762,123	423,792,616
UBS Small Cap Equity Relationship Fund	—	—	—	3,398,754	71,531,493
UBS U.S. Equity Long/Short Relationship Fund	105,400,000	—	—	361,861	105,761,861

UBS Absolute Return Bond Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Value
UBS U.S. Securitized Mortgage Relationship Fund	$17,000,000	—	—	$34,012	$40,103,778

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management  fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income in the Statements of Operations. Amounts relating to those investments at September 30, 2005 and for the year then ended were as follows:

			Interest
Fund	Purchases	Proceeds	Income	Value	Assets
UBS Global Allocation Fund	$296,606,201	$141,755,064	$2,499,938	$543,671,966	16.40%
UBS Global Equity Fund	19,720,475	17,741,427	14,333	3,034,738	0.66%
UBS Global Bond Fund	8,523,643	5,892,858	21,632	4,793,988	6.30%
UBS U.S. Large Cap Equity Fund	47,940,855	51,089,136	166,398	10,148,865	2.21%
UBS U.S. Large Cap Growth Fund	1,299,880	1,162,623	1,348	276,403	3.18%
UBS U.S. Small Cap Growth Fund	68,204,291	64,525,443	97,213	11,782,135	3.50%
UBS U.S. Bond Fund	19,636,659	29,218,681	64,479	1,741,156	1.28%
UBS High Yield Fund	18,540,183	17,666,894	21,481	1,135,599	1.00%
UBS International Equity Fund	9,472,316	9,335,059	5,637	9,772,225	7.07%
UBS U.S. Large Cap Value Equity Fund	10,100,164	9,221,015	12,176	1,823,269	1.37%

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash  management option only to mutual funds and certain other accounts. Distributions received from the Cash Prime are reflected as affiliated interest income in the Statement of Operations. Amounts relating to those investments at September 30, 2005 and for the year ended , were as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets
UBS Dynamic Alpha Fund	$240,174,561	$207,900,351	$388,259	$71,367,287	6.41%
UBS Absolute Return Bond Fund	96,420,124	90,032,559	168,298	18,072,461	7.30%

4)     Securities Lending

The Funds may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain brokers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Schedule of Investments. In addition, the UBS Global Allocation Fund received U.S. Government Agency securities as collateral amounting to $48,697,872, which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2005, were as follows:

		Collateral	Market Value of
	Market Value of	Received	Investments of Cash
	Securities	for Securities	Collateral
Fund	Loaned	Loaned	Received
UBS Global Allocation Fund	$143,367,539	$148,245,356	$99,547,484
UBS International Equity Fund	8,215,314	8,567,820	8,567,820

Cash collateral is invested in UBS Supplementary Trust U.S. Cash Management Prime Fund, an affiliate.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2005.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	November 29, 2005